Quarterly Holdings Report
for
Fidelity Advisor® Limited Term Bond Fund
November 30, 2024
LTB-NPRT1-0125
1.813046.120
Asset-Backed Securities - 9.2%
	Principal Amount (a)	Value ($)
BAILIWICK OF JERSEY - 0.6%
Hartwick Park Clo Ltd Series 2024-1A Class AR, CME Term SOFR 3 month Index + 1.16%, 0% 1/20/2037 (b)(c)(d)	3,718,000	3,718,000
Neuberger Berman Ln Advisers Nbla Clo 50 Ltd / Neuberger Berman Ln Series 2024-50A Class AR, CME Term SOFR 3 month Index + 1.25%, 5.8763% 7/23/2036 (b)(c)(d)	4,986,000	4,995,204
Valley Stream Pk Clo Ltd / Vy Stream Pk Clo LLC Series 2024-1A Class ARR, CME Term SOFR 3 month Index + 1.19%, 0% 1/20/2037 (b)(c)(d)	2,784,000	2,784,000
TOTAL BAILIWICK OF JERSEY		11,497,204
CANADA - 0.0%
Chesapeake Funding II LLC Series 2023-2A Class A1, 6.16% 10/15/2035 (b)	560,529	568,276
Chesapeake Funding II LLC Series 2024-1A Class A1, 5.52% 5/15/2036 (b)	881,452	890,038
TOTAL CANADA		1,458,314
GRAND CAYMAN (UK OVERSEAS TER) - 2.6%
Aimco Clo 12 Ltd Series 2022-12A Class AR, CME Term SOFR 3 month Index + 1.17%, 5.8175% 1/17/2032 (b)(c)(d)	4,709,671	4,719,091
Ammc Clo 24 Ltd Series 2024-24A Class ER, CME Term SOFR 3 month Index + 6.5%, 11.0602% 1/20/2035 (b)(c)(d)	150,000	150,000
Ares LIV CLO Ltd Series 2024-54A Class AR, CME Term SOFR 3 month Index + 1.27%, 5.9259% 10/15/2032 (b)(c)(d)	1,746,000	1,748,439
Buckhorn Park Clo Ltd Series 2024-1A Class ARR, CME Term SOFR 3 month Index + 1.07%, 5.6277% 7/18/2034 (b)(c)(d)	4,766,000	4,766,000
Carlyle US Clo Ltd Series 2024-6A Class E, CME Term SOFR 3 month Index + 5.75%, 10.2067% 10/25/2037 (b)(c)(d)	150,000	149,991
Cent Clo 21 Ltd/Cent Clo 21 Corp Series 2021-21A Class A1R3, CME Term SOFR 3 month Index + 1.2316%, 5.8488% 7/27/2030 (b)(c)(d)	312,257	312,250
Dryden 104 Clo Ltd / Dryden 104 Clo LLC Series 2024-104A Class A1R, CME Term SOFR 3 month Index + 1.29%, 5.811% 8/20/2034 (b)(c)(d)	2,769,000	2,775,640
Dryden 68 Clo Ltd Series 2024-68A Class ARR, CME Term SOFR 3 month Index + 1.1%, 0% 7/15/2035 (b)(c)(d)	4,228,000	4,228,000
Flatiron Clo 20 Ltd / Flatiron Clo 20 LLC Series 2024-1A Class AR, CME Term SOFR 3 month Index + 1.38%, 5.901% 5/20/2036 (b)(c)(d)	2,644,000	2,652,321
Flatiron Clo 28 Ltd / Flatiron Clo 28 LLC Series 2024-1A Class A1, CME Term SOFR 3 month Index + 1.32%, 6.5866% 7/15/2036 (b)(c)(d)	5,254,000	5,269,941
Horizon Aircraft Finance Ltd Series 2019-1 Class A, 3.721% 7/15/2039 (b)	740,814	703,773
Magnetite Xxii Ltd / Magnetite Xxii LLC Series 2024-22A Class ARR, CME Term SOFR 3 month Index + 1.25%, 5.9059% 7/15/2036 (b)(c)(d)	4,257,000	4,264,858
Palmer Square Loan Funding Ltd / Palmer Square Loan Funding LLC Series 2022-1A Class A1, CME Term SOFR 3 month Index + 1.05%, 5.6973% 4/15/2030 (b)(c)(d)	3,065,251	3,066,630
Palmer Square Loan Funding Ltd Series 2024-2A Class A1N, CME Term SOFR 3 month Index + 1%, 5.45% 1/15/2033 (b)(c)(d)(e)	825,000	825,000
Palmer Square Loan Funding Ltd Series 2024-2A Class D, CME Term SOFR 3 month Index + 4.7%, 6.2% 1/15/2033 (b)(c)(d)(e)	250,000	250,000
Palmer Square Loan Funding Ltd Series 2024-3A Class A1, CME Term SOFR 3 month Index + 1.08%, 5.6023% 8/8/2032 (b)(c)(d)	2,718,278	2,721,210
Rr 16 Ltd Series 2021-16A Class A1, CME Term SOFR 3 month Index + 1.3716%, 6.0275% 7/15/2036 (b)(c)(d)	2,529,000	2,533,712
Symphony Clo Xxi Ltd Series 2021-21A Class AR, CME Term SOFR 3 month Index + 1.3216%, 5.9775% 7/15/2032 (b)(c)(d)	7,571,149	7,576,965
TCI-Flatiron CLO Ltd Series 2021-1A Class AR, CME Term SOFR 3 month Index + 1.2216%, 5.707% 11/18/2030 (b)(c)(d)	2,098,948	2,101,542
Trapeza Cdo Xii Ltd Series 2007-12A Class B, CME Term SOFR 3 month Index + 0.8216%, 5.4113% 4/6/2042 (b)(c)(d)	304,000	226,258
Voya Clo 2022-1 Ltd / Voya Clo 2022-1 LLC Series 2024-1A Class A1R, CME Term SOFR 3 month Index + 1.25%, 5.8674% 4/20/2035 (b)(c)(d)	3,393,000	3,395,297
TOTAL GRAND CAYMAN (UK OVERSEAS TER)		54,436,918
UNITED STATES - 6.0%
AASET Trust Series 2019-2 Class A, 3.376% 10/16/2039 (b)	1,475,298	1,416,340
AASET Trust Series 2021-1A Class A, 2.95% 11/16/2041 (b)	1,800,971	1,673,074
AASET Trust Series 2021-2A Class A, 2.798% 1/15/2047 (b)	4,171,217	3,812,638
Affirm Asset Securitization Trust Series 2024-X2 Class A, 5.22% 12/17/2029 (b)	4,925,000	4,926,588
Apollo Aviation Securitization Equity Trust Series 2020-1A Class A, 3.351% 1/16/2040 (b)	471,634	452,773
Ari Fleet Lease Trust 2024-B Series 2024-B Class A3, 5.26% 4/15/2033 (b)	408,000	414,201
ARI Fleet Lease Trust Series 2023-B Class A2, 6.05% 7/15/2032 (b)	3,310,440	3,343,992
Bear Stearns Asset Backed Securities I Trust Series 2005-HE2 Class M2, CME Term SOFR 1 month Index + 1.2395%, 5.8272% 2/25/2035 (c)(d)	2,888	2,886
Blackbird Cap II Aircraft Lease Ltd / Blackbird Cap II Aircraft Lease Us L Series 2021-1A Class A, 2.443% 7/15/2046 (b)	3,415,357	3,116,310
CarMax Auto Owner Trust Series 2023-4 Class A3, 6% 7/17/2028	1,075,000	1,095,634
Castlelake Aircraft Structured Trust Series 2021-1A Class A, 3.474% 1/15/2046 (b)	1,755,732	1,680,272
CFMT LLC Series 2023-HB12 Class A, 4.25% 4/25/2033 (b)	471,515	464,766
Citizens Auto Receivables Trust Series 2024-2 Class A3, 5.33% 8/15/2028 (b)	1,059,000	1,069,994
Daimler Trucks Retail Trust Series 2024-1 Class A3, 5.49% 12/15/2027	3,072,000	3,111,717
DB Master Finance LLC Series 2017-1A Class A2II, 4.03% 11/20/2047 (b)	124,955	121,247
DB Master Finance LLC Series 2021-1A Class A2I, 2.045% 11/20/2051 (b)	11,640,000	10,993,158
Dell Equip Fin Trust Series 2024-2 Class A3, 4.59% 8/22/2030 (b)	893,000	893,318
Dell Equipment Finance Trust Series 2023-3 Class A3, 5.93% 4/23/2029 (b)	2,760,000	2,793,791
DLLAD Series 2024-1A Class A3, 5.3% 7/20/2029 (b)	279,000	283,623
Dllmt 2024-1 LLC Series 2024-1A Class A3, 4.84% 8/21/2028 (b)	1,625,000	1,630,398
Domino's Pizza Master Issuer LLC Series 2015-1A Class A2II, 4.474% 10/25/2045 (b)	1,855,000	1,846,862
Domino's Pizza Master Issuer LLC Series 2017-1A Class A23, 4.118% 7/25/2047 (b)	3,745,900	3,654,874
Domino's Pizza Master Issuer LLC Series 2018-1A Class A2II, 4.328% 7/25/2048 (b)	451,010	441,531
Enterprise Fleet Financing LLC Series 2022-3 Class A2, 4.38% 7/20/2029 (b)	532,359	530,992
Enterprise Fleet Financing LLC Series 2023-3 Class A2, 6.4% 3/20/2030 (b)	1,461,369	1,487,167
Enterprise Fleet Financing LLC Series 2024-3 Class A3, 4.98% 8/21/2028 (b)	2,821,000	2,844,257
Enterprise Fleet Financing LLC Series 2024-4 Class A3, 4.56% 11/20/2028 (b)	1,071,000	1,070,400
Enterprise Fleet Financing Series 2024-2 Class A3, 5.61% 4/20/2028 (b)	588,000	599,273
Ford Credit Floorplan Master Owner Trust A Series 2024-1 Class B, 5.48% 4/15/2029 (b)	2,797,000	2,832,202
Gmf Floorplan Owner Revolving Tr Series 2024-1A Class A1, 5.13% 3/15/2029 (b)	5,280,000	5,345,413
Gmf Floorplan Owner Revolving Tr Series 2024-4A Class A1, 4.73% 11/15/2029 (b)	1,075,000	1,078,938
Juniper Valley Park CLO LLC Series 2024-1A Class AR, CME Term SOFR 3 month Index + 1.25%, 5.8674% 7/20/2036 (b)(c)(d)	5,000,000	5,016,635
Kubota Credit Owner Trust Series 2024-2A Class A3, 5.26% 11/15/2028 (b)	719,000	730,460
Marlette Funding Trust Series 2024-1A Class A, 5.95% 7/17/2034 (b)	181,551	182,328
Mercedes-Benz Auto Lease Trust Series 2024-B Class A3, 4.23% 2/15/2028	4,503,000	4,481,622
Merchants Fleet Funding LLC Series 2024-1A Class A, 5.82% 4/20/2037 (b)	827,000	834,165
MetLife Securitization Trust Series 2019-1A Class A1A, 3.75% 4/25/2058 (b)	217,657	212,983
Nissan Master Owner Tr Receivable Series 2024-B Class A, 5.05% 2/15/2029 (b)	1,648,000	1,662,502
Oportun Funding Trust Series 2024-3 Class A, 5.26% 8/15/2029 (b)	743,600	743,790
Park Place Securities Inc Asset-Backed Pass-Through Certificates Series 2005-WCH1 Class M4, CME Term SOFR 1 month Index + 1.3595%, 5.9472% 1/25/2036 (c)(d)	9,563	9,491
Pk Alift Loan Funding 3 LP Series 2024-1 Class A1, 5.842% 9/15/2039 (b)	276,507	279,071
Porsche Finl Auto Securitization Tr 2023-2 Series 2023-2A Class A3, 5.79% 1/22/2029 (b)	2,386,000	2,415,421
PRPM LLC Series 2021-5 Class A1, 4.793% 6/25/2026 (b)(c)	4,116,836	4,077,619
SAPPHIRE AVIATION FINANCE Series 2020-1A Class A, 3.228% 3/15/2040 (b)	4,368,737	4,106,657
SBA Tower Trust Series 2019, 2.836% 1/15/2050 (b)	2,797,000	2,788,828
SBA Tower Trust Series 2020, 1.884% 7/15/2050 (b)	1,204,000	1,162,132
SLAM Ltd. / SLAM LLC Series 2021-1A Class A, 2.434% 6/15/2046 (b)	10,911,115	9,938,398
Terwin Mortgage Trust Series 2003-4HE Class A1, CME Term SOFR 1 month Index + 0.9745%, 5.5622% 9/25/2034 (c)(d)	1,621	1,663
Tesla Electric Vehicle Trust Series 2023-1 Class A3, 5.38% 6/20/2028 (b)	2,614,000	2,640,021
Upstart Securitization Trust Series 2023-3 Class A, 6.9% 10/20/2033 (b)	1,929,096	1,949,238
Verizon Master Trust Series 2024-8 Class A1A, 4.62% 11/20/2030	5,345,000	5,347,940
Wheels Fleet Lease Funding 1 LLC Series 2023-2A Class A, 6.46% 8/18/2038 (b)	4,525,530	4,608,560
Wheels Fleet Lease Funding 1 LLC Series 2024-2A Class A1, 4.87% 6/21/2039 (b)	1,247,000	1,249,980
Wheels Fleet Lease Funding 1 LLC Series 2024-3A Class A1, 4.8% 9/19/2039 (b)	3,445,000	3,439,889
World Omni Auto Trust 2024-C Series 2024-C Class A3, 4.43% 12/17/2029	2,687,000	2,682,789
TOTAL UNITED STATES		125,590,811
TOTAL ASSET-BACKED SECURITIES (Cost $194,891,138)		192,983,247

Bank Loan Obligations - 1.3%
	Principal Amount (a)	Value ($)
NETHERLANDS - 0.0%
Industrials - 0.0%
Building Products - 0.0%
Hunter Douglas Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 8.0208% 2/25/2029 (c)(d)(f)	210,000	210,525
SWITZERLAND - 0.0%
Materials - 0.0%
Chemicals - 0.0%
Consolidated Energy Finance SA Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 9.0139% 11/15/2030 (c)(d)(f)	407,950	393,264
UNITED KINGDOM - 0.0%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
City Football Group Ltd Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.6871% 7/21/2030 (c)(d)(f)	123,150	122,483
UNITED STATES - 1.3%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.0%
Consolidated Communications Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 8.1871% 10/2/2027 (c)(d)(f)	290,000	287,318
Interactive Media & Services - 0.0%
TripAdvisor Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.3226% 7/8/2031 (c)(d)(f)	15,000	15,042
Media - 0.1%
Diamond Sports Group LLC 1LN, term loan CME Term SOFR 1 month Index + 8%, 14.7717% 5/25/2026 (c)(d)(f)	82,010	70,050
Sinclair Television Group Inc Tranche B2 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 7.1871% 9/30/2026 (c)(d)(f)	125,000	121,173
Univision Communications Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.9371% 1/31/2029 (c)(d)(f)	2,490,840	2,486,481
		2,677,704
TOTAL COMMUNICATION SERVICES		2,980,064

Consumer Discretionary - 0.3%
Automobile Components - 0.0%
Power Stop LLC 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 9.3639% 1/26/2029 (c)(d)(f)	109,431	104,552
Automobiles - 0.0%
CWGS Group LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 7.1871% 6/3/2028 (c)(d)(f)	461,414	451,660
Broadline Retail - 0.2%
Great Outdoors Group LLC Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.4371% 3/5/2028 (c)(d)(f)	1,215,601	1,219,904
Diversified Consumer Services - 0.0%
Spin Holdco Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 9.256% 3/4/2028 (c)(d)(f)	927,789	782,479
Hotels, Restaurants & Leisure - 0.0%
United PF Holdings LLC 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.847% 12/30/2026 (c)(d)(f)	453,812	435,433
Household Durables - 0.0%
TGP Holdings III LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.9226% 6/29/2028 (c)(d)(f)	155,000	146,171
Weber-Stephen Products LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.9371% 10/30/2027 (c)(d)(f)	90,000	85,313
Weber-Stephen Products LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.9226% 10/30/2027 (c)(d)(f)	65,000	61,723
		293,207
Leisure Products - 0.0%
Hayward Industries Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 7.1871% 5/28/2028 (c)(d)(f)	406,846	409,169
Specialty Retail - 0.1%
Kodiak BP LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 0% 11/26/2031 (c)(d)(f)(g)	45,000	45,037
LBM Acquisition LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.4721% 6/6/2031 (c)(d)(f)	522,344	514,926
Tory Burch LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.9371% 4/16/2028 (c)(d)(f)	635,077	634,735
		1,194,698
TOTAL CONSUMER DISCRETIONARY		4,891,102

Consumer Staples - 0.0%
Food Products - 0.0%
Del Monte Foods Corp II Inc 1LN, term loan CME Term SOFR 3 month Index + 8%, 13.1657% 8/2/2028 (c)(d)(f)	217,007	212,803
Financials - 0.1%
Capital Markets - 0.0%
Hightower Holding LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 8.0711% 4/21/2028 (c)(d)(f)	868,348	875,946
Financial Services - 0.0%
Dragon Buyer Inc 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.8537% 9/30/2031 (c)(d)(f)	25,000	25,062
Empire Today Ip, LLC Tranche EXCH 1ST OUT TLB, term loan 10.247% 8/30/2029 (c)(f)	62,515	61,890
Empire Today Ip, LLC Tranche EXCH FLSO TL, term loan 10.247% 8/30/2029 (c)(f)	380,302	203,462
Empire Today Ip, LLC Tranche NEW $ 1ST OUT TLA, term loan 10.247% 8/30/2029 (c)(f)	118,636	117,450
Nexus Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.5726% 7/18/2031 (c)(d)(f)	305,000	305,488
		713,352
Insurance - 0.1%
Alliant Hldgs Intermediate LLC Tranche B6 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.3492% 9/19/2031 (c)(d)(f)	407,945	410,242
Asurion LLC Tranche B10 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.6726% 8/19/2028 (c)(d)(f)	406,886	407,308
USI Inc/NY Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 7.3537% 11/23/2029 (c)(d)(f)	406,928	409,219
		1,226,769
TOTAL FINANCIALS		2,816,067

Health Care - 0.2%
Health Care Equipment & Supplies - 0.2%
Medline Borrower LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.4352% 10/23/2028 (c)(d)(f)	1,430,294	1,438,519
Packaging Coordinators Midco Inc 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.8354% 11/30/2027 (c)(d)(f)	710,000	713,550
		2,152,069
Health Care Providers & Services - 0.0%
MED ParentCo LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 8.2376% 4/15/2031 (c)(d)(f)	463,786	467,121
Health Care Technology - 0.0%
AthenaHealth Group Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.8226% 2/15/2029 (c)(d)(f)	927,881	930,200
TOTAL HEALTH CARE		3,549,390

Industrials - 0.2%
Building Products - 0.0%
Oscar Acquisitionco LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.8537% 4/29/2029 (c)(d)(f)	521,013	515,208
Commercial Services & Supplies - 0.2%
ABG Intermediate Holdings 2 LLC Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.3226% 12/21/2028 (c)(d)(f)	580,598	585,585
Allied Universal Holdco LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.4226% 5/14/2028 (c)(d)(f)	1,562,916	1,572,685
Brand Industrial Services Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 9.0711% 8/1/2030 (c)(d)(f)	14,888	14,799
Ensemble RCM LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.5854% 8/1/2029 (c)(d)(f)	24,937	25,176
LRS Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.9371% 8/31/2028 (c)(d)(f)	754,184	720,245
Neptune Bidco US Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 9.7583% 4/11/2029 (c)(d)(f)	461,486	419,666
		3,338,156
TOTAL INDUSTRIALS		3,853,364

Information Technology - 0.1%
IT Services - 0.0%
Constant Contact Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.9175% 2/10/2028 (c)(d)(f)	190,000	182,400
Software - 0.1%
Ascend Learning LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 8.1726% 12/10/2028 (c)(d)(f)	927,844	931,611
Cloud Software Group Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.6037% 3/29/2029 (c)(d)(f)	1,204,127	1,207,570
Ellucian Holdings Inc 2LN, term loan CME Term SOFR 1 month Index + 4.75%, 0% 11/15/2032 (c)(d)(f)(g)	105,000	105,525
Leia Finco US LLC 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.8867% 10/9/2031 (c)(d)(f)	410,000	410,021
Maverick Bidco Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 8.4854% 5/18/2028 (c)(d)(f)	287,775	287,237
		2,941,964
TOTAL INFORMATION TECHNOLOGY		3,124,364

Materials - 0.3%
Chemicals - 0.2%
Advancion Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.6726% 11/24/2027 (c)(d)(f)	406,854	407,489
American Rock Salt Co LLC 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.7755% 6/4/2028 (c)(d)(f)	482,522	408,248
American Rock Salt Co LLC Tranche 1ST OUT DD TL 1LN, term loan CME Term SOFR 3 month Index + 6.5%, 4.4374% 6/12/2028 (c)(d)(f)(i)	151,447	152,583
American Rock Salt Co LLC Tranche 1ST OUT TL B 1LN, term loan CME Term SOFR 3 month Index + 6.5%, 11.7755% 6/12/2028 (c)(d)(f)	141,575	142,637
Arc Falcon I Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.1726% 9/30/2028 (c)(d)(f)	406,866	409,845
Discovery Purchaser Corp 1LN, term loan CME Term SOFR 3 month Index + 4.375%, 8.9461% 10/4/2029 (c)(d)(f)	406,933	408,910
Hexion Holdings Corp 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 9.1638% 3/15/2029 (c)(d)(f)	406,878	409,348
Olympus Water US Holding Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 8.1037% 6/23/2031 (c)(d)(f)	699,454	704,812
Scih Salt Hldgs Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 8.0854% 3/16/2027 (c)(d)(f)	232,795	234,038
WR Grace Holdings LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 7.8537% 9/22/2028 (c)(d)(f)	580,523	584,331
		3,862,241
Containers & Packaging - 0.1%
Clydesdale Acquisition Holdings Inc 1LN, term loan CME Term SOFR 1 month Index + 3.675%, 7.7476% 4/13/2029 (c)(d)(f)	1,044,237	1,049,959
TOTAL MATERIALS		4,912,200

Utilities - 0.0%
Electric Utilities - 0.0%
WEC US Holdings Ltd Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.9217% 1/20/2031 (c)(d)(f)	638,400	640,583
TOTAL UNITED STATES		26,979,937
TOTAL BANK LOAN OBLIGATIONS (Cost $27,713,263)		27,706,209

Bank Notes - 0.2%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.2%
Financials - 0.2%
Banks - 0.2%
Citizens Bank NA/Providence RI 2.25% 4/28/2025 (Cost $4,063,177)	4,046,000	4,002,311

Collateralized Mortgage Obligations - 2.5%
	Principal Amount (a)	Value ($)
UNITED KINGDOM - 0.0%
Brass No 10 PLC Series 2021-10A Class A1, 0.669% 4/16/2069 (b)(c)	101,763	101,214
UNITED STATES - 2.5%
Angel Oak Mortgage Trust Series 2021-8 Class A1, 1.82% 11/25/2066 (b)	4,618,454	4,091,544
Bravo Residential Funding Trust Series 2020-RPL2 Class A1, 2% 5/25/2059 (b)	2,812,684	2,581,230
CFMT LLC Series 2024-HB13 Class A, 3% 5/25/2034 (b)(c)	579,972	564,169
CFMT LLC Series 2024-HB15 Class A, 4% 8/25/2034 (b)(c)	312,753	306,999
CSMC Trust Series 2020-RPL4 Class A1, 2% 1/25/2060 (b)	820,578	725,248
CSMC Trust Series 2021-RPL9 Class A1, 2.4364% 2/25/2061 (b)	6,849,100	6,825,173
Fannie Mae Guaranteed REMICS Series 2015-28 Class JE, 3% 5/25/2045	843,596	802,891
Fannie Mae Guaranteed REMICS Series 2015-28 Class P, 2.5% 5/25/2045	1,251,318	1,153,498
Fannie Mae Guaranteed REMICS Series 2018-3 Class LP, 3% 2/25/2047	3,384,789	3,172,788
Fannie Mae Guaranteed REMICS Series 2019-33 Class N, 3% 3/25/2048	4,509,958	4,219,056
Fannie Mae Guaranteed REMICS Series 2019-59 Class AB, 2.5% 10/25/2039	1,568,559	1,422,026
Freddie Mac Multifamily Structured pass-thru certificates Series 2011-3949 Class MK, 4.5% 10/15/2034	33,293	32,807
Freddie Mac Multifamily Structured pass-thru certificates Series 2015-4472 Class WL, 3% 5/15/2045	408,874	384,866
Freddie Mac Multifamily Structured pass-thru certificates Series 2019-4873 Class CA, 4% 7/15/2047	1,291,474	1,265,565
Freddie Mac Multifamily Structured pass-thru certificates Series 2019-4903 Class DA, 3% 10/25/2048	2,269,953	2,091,813
Gcat 2021-Nqm7 Tr Series 2021-NQM7 Class A1, 1.915% 8/25/2066 (b)	2,347,890	2,118,665
Legacy Mortgage Asset Trust Series 2021-GS5 Class A1, 5.25% 7/25/2067 (b)(c)	5,585,514	5,538,589
New Residential Mortgage Loan Trust Series 2019-5A Class A1B, 3.5% 8/25/2059 (b)	915,806	848,327
New York Mortgage Trust Series 2021-SP1 Class A1, 4.6696% 8/25/2061 (b)	2,018,181	1,965,250
Oceanview Mortgage Loan Trust Series 2020-1 Class A1A, 1.7329% 5/28/2050 (b)	1,455,673	1,352,958
Ocwen Loan Investment Trust Series 2023-HB1 Class A, 3% 6/25/2036 (b)	142,025	139,313
Preston Ridge Partners Mortgage Trust Series 2021-8 Class A1, 4.743% 9/25/2026 (b)(c)	4,618,938	4,558,360
PRET LLC Series 2022-RN1 Class A1, 3.721% 7/25/2051 (b)	3,490,910	3,491,213
PRPM LLC Series 2021-RPL1 Class A1, 1.319% 7/25/2051 (b)	782,594	716,278
PRPM LLC Series 2021-RPL2 Class A1, 1.455% 10/25/2051 (b)(c)	1,077,301	982,877
RMF Buyout Issuance Trust Series 2021-HB1 Class A, 1.2586% 11/25/2031 (b)	338,856	336,508
Sequoia Mortgage Trust Series 2004-6 Class A3B, CME Term SOFR 6 month Index + 1.3083%, 6.5772% 7/20/2034 (c)(d)	381	351
TOTAL UNITED STATES		51,688,362
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $54,749,310)		51,789,576

Commercial Mortgage Securities - 5.3%
	Principal Amount (a)	Value ($)
GRAND CAYMAN (UK OVERSEAS TER) - 0.3%
Voya CLO Ltd Series 2024-2A Class AR, CME Term SOFR 3 month Index + 1.2%, 5.8174% 7/20/2032 (b)(c)(d)	5,300,000	5,309,551
UNITED STATES - 5.0%
BAMLL Commercial Mortgage Securities Trust Series 2019-BPR Class ANM, 3.112% 11/5/2032 (b)	1,767,000	1,625,640
BAMLL Commercial Mortgage Securities Trust Series 2022-DKLX Class A, CME Term SOFR 1 month Index + 1.15%, 5.76% 1/15/2039 (b)(c)(d)	1,975,241	1,967,233
Banc of America Commercial Mortgage Trust Series 2015-UBS7 Class ASB, 3.429% 9/15/2048	1,358,235	1,350,064
BANK Series 2021-BN33 Class XA, 1.1611% 5/15/2064 (c)(j)	20,463,391	945,943
Benchmark Mortgage Trust Series 2018-B2 Class A2, 3.6623% 2/15/2051	88,526	87,170
Benchmark Mortgage Trust Series 2019-B14 Class XA, 0.8917% 12/15/2062 (c)(j)	22,637,185	532,732
Benchmark Mortgage Trust Series 2020-B17 Class XA, 1.5341% 3/15/2053 (c)(j)	49,192,793	2,053,942
BLOX Trust Series 2021-BLOX Class A, CME Term SOFR 1 month Index + 1.1145%, 5.7245% 9/15/2026 (b)(c)(d)	5,047,000	4,924,460
BMP Series 2024-MF23 Class A, CME Term SOFR 1 month Index + 1.3719%, 5.9812% 6/15/2041 (b)(c)(d)	1,009,000	1,010,261
BPR Trust Series 2022-OANA Class A, CME Term SOFR 1 month Index + 1.898%, 6.5073% 4/15/2037 (b)(c)(d)	7,152,000	7,187,760
BX Commercial Mortgage Trust Series 2019-IMC Class A, CME Term SOFR 1 month Index + 1.0463%, 5.6553% 4/15/2034 (b)(c)(d)	289,181	286,470
BX Commercial Mortgage Trust Series 2021-PAC Class A, CME Term SOFR 1 month Index + 0.8036%, 5.4126% 10/15/2036 (b)(c)(d)	4,501,000	4,479,952
BX Commercial Mortgage Trust Series 2021-VINO Class A, CME Term SOFR 1 month Index + 0.7668%, 5.3758% 5/15/2038 (b)(c)(d)	695,802	694,498
BX Commercial Mortgage Trust Series 2022-LP2 Class A, CME Term SOFR 1 month Index + 1.0129%, 5.6222% 2/15/2039 (b)(c)(d)	3,861,591	3,856,772
BX Commercial Mortgage Trust Series 2023-XL3 Class A, CME Term SOFR 1 month Index + 1.7614%, 6.3707% 12/9/2040 (b)(c)(d)	1,177,379	1,181,426
BX Commercial Mortgage Trust Series 2024-MDHS Class A, 6.2506% 5/15/2041 (b)(c)	2,200,247	2,207,123
BX Trust Series 2021-ACNT Class A, CME Term SOFR 1 month Index + 0.9645%, 5.5735% 11/15/2038 (b)(c)(d)	3,775,092	3,768,014
BX Trust Series 2021-MFM1 Class A, CME Term SOFR 1 month Index + 0.8145%, 5.4235% 1/15/2034 (b)(c)(d)	800,093	799,093
BX Trust Series 2022-GPA Class A, CME Term SOFR 1 month Index + 2.165%, 6.7743% 8/15/2039 (b)(c)(d)	763,107	763,821
BX Trust Series 2024-CNYN Class A, CME Term SOFR 1 month Index + 1.4419%, 6.0512% 4/15/2041 (b)(c)(d)	2,762,808	2,766,238
CF Hippolyta Issuer LLC Series 2020-1 Class A1, 1.69% 7/15/2060 (b)	6,624,464	6,442,729
CF Hippolyta Issuer LLC Series 2021-1A Class A1, 1.53% 3/15/2061 (b)	5,329,541	5,021,845
Citigroup Commercial Mortgage Trust Series 2016-GC36 Class AAB, 3.368% 2/10/2049	492,810	488,647
COMM Mortgage Trust Series 2020-SBX Class A, 1.67% 1/10/2038 (b)	8,241,000	7,207,499
CSMC Trust Series 2020-NET Class A, 2.2569% 8/15/2037 (b)	1,116,449	1,077,458
ELP Commercial Mortgage Trust Series 2021-ELP Class A, CME Term SOFR 1 month Index + 0.8155%, 5.4255% 11/15/2038 (b)(c)(d)	6,065,939	6,043,192
EQT Trust Series 2024-EXTR Class A, 5.3308% 7/5/2041 (b)(c)	5,418,000	5,454,060
Extended Stay America Trust Series 2021-ESH Class A, CME Term SOFR 1 month Index + 1.1945%, 5.8035% 7/15/2038 (b)(c)(d)	1,855,706	1,856,866
GS Mortgage Securities Trust Series 2011-GC5 Class AS, 5.209% 8/10/2044 (b)(c)	2,842,610	2,725,722
GS Mortgage Securities Trust Series 2013-GC13 Class AS, 3.9996% 7/10/2046 (b)(c)	3,483,193	3,340,382
GS Mortgage Securities Trust Series 2021-IP Class A, CME Term SOFR 1 month Index + 1.0645%, 5.6745% 10/15/2036 (b)(c)(d)	2,682,000	2,661,885
JPMCC Commercial Mortgage Securities Trust Series 2016-JP4 Class A2, 2.9838% 12/15/2049	240,098	234,069
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-WPT Class AFX, 4.2475% 7/5/2033 (b)	2,708,000	2,530,829
JPMorgan Chase Commercial Mortgage Securities Trust Series 2019-BKWD Class A, CME Term SOFR 1 month Index + 1.6145%, 6.2245% 9/15/2029 (b)(c)(d)	962,568	904,814
LIFE Mortgage Trust Series 2021-BMR Class A, CME Term SOFR 1 month Index + 0.8145%, 5.4235% 3/15/2038 (b)(c)(d)	3,225,677	3,185,356
MHP Commercial Mortgage Trust Series 2021-STOR Class A, CME Term SOFR 1 month Index + 0.8145%, 5.4245% 7/15/2038 (b)(c)(d)	2,266,000	2,258,919
Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C28 Class A3, 3.272% 1/15/2049	1,470,759	1,448,714
Morgan Stanley Capital I Trust Series 2021-L6 Class XA, 1.2892% 6/15/2054 (c)(j)	6,836,128	331,027
OPEN Trust Series 2023-AIR Class A, CME Term SOFR 1 month Index + 3.0891%, 7.6984% 10/15/2028 (b)(c)(d)	1,215,322	1,226,710
SREIT Trust Series 2021-MFP Class A, CME Term SOFR 1 month Index + 0.8453%, 5.4546% 11/15/2038 (b)(c)(d)	3,881,036	3,878,166
Wells Fargo Commercial Mortgage Trust Series 2015-C27 Class ASB, 3.278% 2/15/2048	8	7
Wells Fargo Commercial Mortgage Trust Series 2015-LC22 Class ASB, 3.571% 9/15/2058	775,166	771,311
Wells Fargo Commercial Mortgage Trust Series 2015-NXS3 Class ASB, 3.371% 9/15/2057	211,743	210,439
Wells Fargo Commercial Mortgage Trust Series 2017-RC1 Class ASB, 3.453% 1/15/2060	1,289,233	1,273,495
Wells Fargo Commercial Mortgage Trust Series 2024-GRP Class A, CME Term SOFR 1 month Index + 1.7913%, 6.4006% 10/15/2041 (b)(c)(d)	1,920,000	1,919,269
TOTAL UNITED STATES		104,982,022
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $113,781,342)		110,291,573

Common Stocks - 0.0%
	Shares	Value ($)
UNITED STATES - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
New Fortress Energy Inc (k) (Cost $54,463)	5,733	61,170

Convertible Corporate Bonds - 0.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.0%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Rivian Automotive Inc 3.625% 10/15/2030	445,000	387,450
Household Durables - 0.0%
Meritage Homes Corp 1.75% 5/15/2028 (b)	10,000	10,775
Leisure Products - 0.0%
Peloton Interactive Inc 5.5% 12/1/2029 (b)	30,000	75,000
TOTAL CONSUMER DISCRETIONARY		473,225

Financials - 0.0%
Capital Markets - 0.0%
Coinbase Global Inc 0.25% 4/1/2030 (b)	10,000	12,165
Information Technology - 0.0%
Software - 0.0%
BlackLine Inc 1% 6/1/2029 (b)	30,000	33,131
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Anywhere Real Estate Group LLC / Realogy Co-Issuer Corp 0.25% 6/15/2026	433,000	376,155
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Sunnova Energy International Inc 0.25% 12/1/2026	110,000	68,316
TOTAL UNITED STATES		962,992
TOTAL CONVERTIBLE CORPORATE BONDS (Cost $862,488)		962,992

Foreign Government and Government Agency Obligations - 0.2%
	Principal Amount (a)	Value ($)
MEXICO - 0.2%
United Mexican States 3.25% 4/16/2030 (Cost $3,514,384)	3,525,000	3,142,758

Non-Convertible Corporate Bonds - 69.9%
	Principal Amount (a)	Value ($)
AUSTRALIA - 0.4%
Financials - 0.1%
Banks - 0.1%
Westpac Banking Corp 4.11% 7/24/2034 (c)	1,710,000	1,628,073
Materials - 0.3%
Metals & Mining - 0.3%
Glencore Funding LLC 5.338% 4/4/2027 (b)	5,275,000	5,339,818
Mineral Resources Ltd 9.25% 10/1/2028 (b)	930,000	974,104
		6,313,922
TOTAL AUSTRALIA		7,941,995
BAILIWICK OF JERSEY - 0.0%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Aston Martin Capital Holdings Ltd 10% 3/31/2029 (b)	200,000	196,493
BRAZIL - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
ERO Copper Corp 6.5% 2/15/2030 (b)	350,000	344,313
CAMEROON - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Golar LNG Ltd 7.75% 9/19/2029 (b)(l)	200,000	198,465
CANADA - 2.4%
Communication Services - 0.3%
Wireless Telecommunication Services - 0.3%
Rogers Communications Inc 2.95% 3/15/2025	5,568,000	5,534,382
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
1011778 BC ULC / New Red Finance Inc 3.875% 1/15/2028 (b)	650,000	618,594
1011778 BC ULC / New Red Finance Inc 5.625% 9/15/2029 (b)	420,000	420,260
1011778 BC ULC / New Red Finance Inc 6.125% 6/15/2029 (b)	305,000	310,040
Ontario Gaming GTA LP/OTG Co-Issuer Inc 8% 8/1/2030 (b)	250,000	257,816
		1,606,710
Consumer Staples - 0.0%
Household Products - 0.0%
Kronos Acquisition Holdings Inc 10.75% 6/30/2032 (b)	185,000	168,894
Kronos Acquisition Holdings Inc 8.25% 6/30/2031 (b)	205,000	198,574
		367,468
Energy - 0.9%
Oil, Gas & Consumable Fuels - 0.9%
Baytex Energy Corp 7.375% 3/15/2032 (b)	260,000	259,047
Canadian Natural Resources Ltd 2.05% 7/15/2025	3,668,000	3,604,176
Enbridge Inc 1.6% 10/4/2026	10,000,000	9,455,004
Enbridge Inc 2.5% 2/14/2025	1,440,000	1,432,325
Enbridge Inc 5.9% 11/15/2026	2,300,000	2,348,496
Parkland Corp 6.625% 8/15/2032 (b)	515,000	518,181
South Bow USA Infrastructure Holdings LLC 4.911% 9/1/2027 (b)	1,089,000	1,087,858
		18,705,087
Financials - 0.4%
Insurance - 0.4%
Empower Finance 2020 LP 1.357% 9/17/2027 (b)	5,321,000	4,840,243
Great-West Lifeco US Finance 2020 LP 0.904% 8/12/2025 (b)	3,381,000	3,291,244
Jones Deslauriers Insurance Management Inc 10.5% 12/15/2030 (b)	60,000	64,954
		8,196,441
Health Care - 0.0%
Pharmaceuticals - 0.0%
1375209 Bc Ltd 9% 1/30/2028 (b)	550,000	549,697
Industrials - 0.1%
Aerospace & Defense - 0.0%
Bombardier Inc 7% 6/1/2032 (b)	405,000	413,273
Commercial Services & Supplies - 0.0%
Garda World Security Corp 8.25% 8/1/2032 (b)	205,000	208,869
Wrangler Holdco Corp 6.625% 4/1/2032 (b)	205,000	211,176
		420,045
Ground Transportation - 0.1%
Canadian Pacific Railway Co 1.75% 12/2/2026	2,099,000	1,983,718
TOTAL INDUSTRIALS		2,817,036

Information Technology - 0.1%
Software - 0.1%
Open Text Corp 3.875% 2/15/2028 (b)	1,700,000	1,604,612
Materials - 0.5%
Chemicals - 0.5%
Methanex Corp 5.125% 10/15/2027	900,000	884,011
NOVA Chemicals Corp 5% 5/1/2025 (b)	1,100,000	1,095,264
NOVA Chemicals Corp 5.25% 6/1/2027 (b)	450,000	442,127
Nutrien Ltd 4.9% 3/27/2028	8,000,000	8,058,983
		10,480,385
Metals & Mining - 0.0%
Hudbay Minerals Inc 4.5% 4/1/2026 (b)	850,000	837,688
TOTAL MATERIALS		11,318,073

TOTAL CANADA		50,699,506
COLOMBIA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Canacol Energy Ltd 5.75% 11/24/2028 (b)	400,000	203,160
DENMARK - 0.3%
Financials - 0.3%
Banks - 0.3%
Danske Bank A/S 6.259% 9/22/2026 (b)(c)	5,262,000	5,313,735
FRANCE - 1.9%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Altice France SA 5.125% 7/15/2029 (b)	210,000	160,036
Iliad Holding SASU 7% 4/15/2032 (b)(e)	200,000	202,157
		362,193
Financials - 1.9%
Banks - 1.9%
BNP Paribas SA 1.323% 1/13/2027 (b)(c)	7,417,000	7,114,506
BNP Paribas SA 2.219% 6/9/2026 (b)(c)	8,627,000	8,498,580
BPCE SA 1.652% 10/6/2026 (b)(c)	5,000,000	4,859,081
BPCE SA 2.045% 10/19/2027 (b)(c)	6,865,000	6,488,953
Societe Generale SA 1.488% 12/14/2026 (b)(c)	4,870,000	4,687,364
Societe Generale SA 1.792% 6/9/2027 (b)(c)	6,750,000	6,409,979
		38,058,463
Materials - 0.0%
Chemicals - 0.0%
SPCM SA 3.125% 3/15/2027 (b)	400,000	381,172
TOTAL FRANCE		38,801,828
GERMANY - 3.3%
Consumer Discretionary - 1.3%
Automobiles - 1.3%
BMW US Capital LLC 4.65% 8/13/2026 (b)	3,826,000	3,829,196
Mercedes-Benz Finance North America LLC 4.8% 8/1/2029 (b)	5,000,000	4,991,872
Volkswagen Group of America Finance LLC 1.25% 11/24/2025 (b)	15,040,000	14,534,861
Volkswagen Group of America Finance LLC 3.95% 6/6/2025 (b)	3,270,000	3,253,381
		26,609,310
Financials - 1.1%
Capital Markets - 1.1%
Deutsche Bank AG 4.5% 4/1/2025	2,904,000	2,894,796
Deutsche Bank AG/New York NY 2.129% 11/24/2026 (c)	14,479,000	14,078,097
Deutsche Bank AG/New York NY 2.311% 11/16/2027 (c)	7,028,000	6,669,028
		23,641,921
Health Care - 0.5%
Pharmaceuticals - 0.5%
Bayer US Finance II LLC 4.25% 12/15/2025 (b)	10,500,000	10,409,593
Industrials - 0.4%
Machinery - 0.4%
Daimler Truck Finance North America LLC 2% 12/14/2026 (b)	5,000,000	4,732,866
Daimler Truck Finance North America LLC 5.125% 9/25/2027 (b)	1,437,000	1,449,909
TK Elevator US Newco Inc 5.25% 7/15/2027 (b)	1,300,000	1,280,338
		7,463,113
Materials - 0.0%
Paper & Forest Products - 0.0%
Mercer International Inc 12.875% 10/1/2028 (b)	20,000	21,443
TOTAL GERMANY		68,145,380
GHANA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Tullow Oil PLC 10.25% 5/15/2026 (b)	420,000	376,950
GRAND CAYMAN (UK OVERSEAS TER) - 0.0%
Financials - 0.0%
Financial Services - 0.0%
Azorra Finance Ltd 7.75% 4/15/2030 (b)	150,000	150,704
Global Aircraft Leasing Co Ltd 8.75% 9/1/2027 (b)	205,000	210,426

TOTAL GRAND CAYMAN (UK OVERSEAS TER)		361,130
HONG KONG - 0.0%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Melco Resorts Finance Ltd 5.25% 4/26/2026 (b)	200,000	196,602
Industrials - 0.0%
Marine Transportation - 0.0%
Seaspan Corp 5.5% 8/1/2029 (b)	650,000	613,789
TOTAL HONG KONG		810,391
IRELAND - 1.6%
Financials - 1.1%
Banks - 0.2%
Bank of Ireland Group PLC 5.601% 3/20/2030 (b)(c)	3,531,000	3,601,602
Consumer Finance - 0.9%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 1.75% 1/30/2026	7,095,000	6,850,375
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 2.45% 10/29/2026	2,102,000	2,009,341
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.1% 1/15/2027	5,500,000	5,636,328
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.45% 4/15/2027	3,836,000	3,974,416
		18,470,460
Financial Services - 0.0%
GGAM Finance Ltd 7.75% 5/15/2026 (b)	1,250,000	1,274,065
Industrials - 0.5%
Commercial Services & Supplies - 0.0%
Cimpress PLC 7.375% 9/15/2032 (b)	250,000	250,510
Transportation Infrastructure - 0.5%
Avolon Holdings Funding Ltd 2.875% 2/15/2025 (b)	7,180,000	7,134,302
Avolon Holdings Funding Ltd 5.5% 1/15/2026 (b)	3,189,000	3,194,881
		10,329,183
TOTAL INDUSTRIALS		10,579,693

TOTAL IRELAND		33,925,820
ITALY - 0.5%
Financials - 0.3%
Banks - 0.3%
Intesa Sanpaolo SpA 5.71% 1/15/2026 (b)	5,031,000	5,046,987
Utilities - 0.2%
Electric Utilities - 0.2%
Enel Finance International NV 5.125% 6/26/2029 (b)	5,000,000	5,045,444
TOTAL ITALY		10,092,431
JAPAN - 2.1%
Communication Services - 0.4%
Diversified Telecommunication Services - 0.4%
NTT Finance Corp 1.591% 4/3/2028 (b)	10,000,000	9,034,426
Financials - 1.7%
Banks - 1.1%
Mitsubishi UFJ Financial Group Inc 1.538% 7/20/2027 (c)	10,000,000	9,497,320
Mitsubishi UFJ Financial Group Inc 1.64% 10/13/2027 (c)	5,000,000	4,725,314
Mizuho Financial Group Inc 1.234% 5/22/2027 (c)	10,000,000	9,495,703
		23,718,337
Capital Markets - 0.6%
Nomura Holdings Inc 1.653% 7/14/2026	12,500,000	11,861,580
TOTAL FINANCIALS		35,579,917

TOTAL JAPAN		44,614,343
LUXEMBOURG - 0.0%
Communication Services - 0.0%
Media - 0.0%
Altice Financing SA 5% 1/15/2028 (b)	775,000	618,689
MACAU - 0.0%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Studio City Finance Ltd 5% 1/15/2029 (b)	200,000	180,999
MEXICO - 0.8%
Energy - 0.8%
Oil, Gas & Consumable Fuels - 0.8%
Petroleos Mexicanos 6.49% 1/23/2027	6,035,000	5,923,003
Petroleos Mexicanos 6.5% 3/13/2027	12,000,000	11,707,560

TOTAL MEXICO		17,630,563
NETHERLANDS - 1.5%
Consumer Staples - 0.5%
Consumer Staples Distribution & Retail - 0.0%
Sigma Holdco BV 7.875% 5/15/2026 (b)	105,000	104,347
Food Products - 0.5%
JDE Peet's NV 1.375% 1/15/2027 (b)	10,440,000	9,709,945
Financials - 1.0%
Banks - 1.0%
ABN AMRO Bank NV 1.542% 6/16/2027 (b)(c)	8,114,000	7,710,018
Cooperatieve Rabobank UA 1.98% 12/15/2027 (b)(c)	7,500,000	7,085,025
ING Groep NV 1.726% 4/1/2027 (c)	4,192,000	4,016,661
ING Groep NV 5.335% 3/19/2030 (c)	2,890,000	2,933,855
		21,745,559
Materials - 0.0%
Containers & Packaging - 0.0%
Trivium Packaging Finance BV 8.5% 8/15/2027 (b)	450,000	450,804
TOTAL NETHERLANDS		32,010,655
NIGERIA - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
IHS Holding Ltd 7.875% 5/29/2030 (b)	295,000	289,838
NORWAY - 0.7%
Energy - 0.0%
Energy Equipment & Services - 0.0%
Seadrill Finance Ltd 8.375% 8/1/2030 (b)	450,000	460,744
TGS ASA 8.5% 1/15/2030 (b)(e)	215,000	220,408
		681,152
Financials - 0.7%
Banks - 0.7%
DNB Bank ASA 1.535% 5/25/2027 (b)(c)	4,643,000	4,420,863
DNB Bank ASA 1.605% 3/30/2028 (b)(c)	9,570,000	8,897,612
		13,318,475
TOTAL NORWAY		13,999,627
PANAMA - 0.1%
Communication Services - 0.1%
Wireless Telecommunication Services - 0.1%
C&W Senior Finance Ltd 6.875% 9/15/2027 (b)	1,445,000	1,433,478
SOUTH AFRICA - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Liquid Telecommunications Financing Plc 5.5% 9/4/2026 (b)	345,000	250,988
SPAIN - 0.4%
Financials - 0.4%
Banks - 0.4%
Banco Santander SA 1.722% 9/14/2027 (c)	5,000,000	4,718,330
Banco Santander SA 5.365% 7/15/2028 (c)	4,000,000	4,040,949

TOTAL SPAIN		8,759,279
SWITZERLAND - 0.7%
Financials - 0.7%
Capital Markets - 0.7%
UBS Group AG 1.305% 2/2/2027 (b)(c)	10,000,000	9,576,820
UBS Group AG 6.373% 7/15/2026 (b)(c)	4,500,000	4,535,604
		14,112,424
Industrials - 0.0%
Aerospace & Defense - 0.0%
VistaJet Malta Finance PLC / Vista Management Holding Inc 7.875% 5/1/2027 (b)	465,000	457,146
TOTAL SWITZERLAND		14,569,570
TANZANIA - 0.0%
Information Technology - 0.0%
Communications Equipment - 0.0%
HTA Group Ltd/Mauritius 7.5% 6/4/2029 (b)	715,000	726,869
UNITED KINGDOM - 5.5%
Consumer Discretionary - 0.1%
Automobile Components - 0.1%
Macquarie Airfinance Holdings Ltd 8.125% 3/30/2029 (b)	1,050,000	1,107,825
Automobiles - 0.0%
Mclaren Finance PLC 7.5% 8/1/2026 (b)	275,000	266,093
Specialty Retail - 0.0%
Belron UK Finance PLC 5.75% 10/15/2029 (b)	315,000	315,394
Consumer Staples - 1.5%
Tobacco - 1.5%
BAT International Finance PLC 1.668% 3/25/2026	15,000,000	14,404,898
BAT International Finance PLC 3.95% 6/15/2025 (b)	5,000,000	4,973,021
BAT International Finance PLC 5.931% 2/2/2029	5,000,000	5,199,912
Imperial Brands Finance PLC 4.25% 7/21/2025 (b)	1,339,000	1,332,138
Imperial Brands Finance PLC 5.5% 2/1/2030 (b)	5,000,000	5,091,965
		31,001,934
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
eG Global Finance PLC 12% 11/30/2028 (b)	1,600,000	1,793,585
Financials - 3.4%
Banks - 3.1%
Barclays PLC 2.279% 11/24/2027 (c)	5,000,000	4,746,876
Barclays PLC 2.852% 5/7/2026 (c)	18,848,000	18,667,715
Barclays PLC 5.69% 3/12/2030 (c)	1,821,000	1,858,341
HSBC Holdings PLC 1.645% 4/18/2026 (c)	6,567,000	6,484,448
HSBC Holdings PLC 5.21% 8/11/2028 (c)	4,327,000	4,355,908
HSBC Holdings PLC 5.597% 5/17/2028 (c)	6,300,000	6,390,353
HSBC Holdings PLC 7.39% 11/3/2028 (c)	4,000,000	4,261,968
Lloyds Banking Group PLC 2.438% 2/5/2026 (c)	2,636,000	2,623,665
Lloyds Banking Group PLC 3.574% 11/7/2028 (c)	4,000,000	3,853,858
Lloyds Banking Group PLC 5.087% 11/26/2028 (c)	1,122,000	1,127,386
NatWest Group PLC 4.964% 8/15/2030 (c)	6,100,000	6,080,397
NatWest Markets PLC 5.416% 5/17/2027 (b)	4,000,000	4,063,582
		64,514,497
Financial Services - 0.3%
Nationwide Building Society 6.557% 10/18/2027 (b)(c)	5,800,000	5,964,384
TOTAL FINANCIALS		70,478,881

Industrials - 0.4%
Aerospace & Defense - 0.4%
BAE Systems Finance Inc 7.5% 7/1/2027 (b)	4,000,000	4,263,522
BAE Systems PLC 5% 3/26/2027 (b)	1,667,000	1,679,262
BAE Systems PLC 5.125% 3/26/2029 (b)	1,551,000	1,570,682
Rolls-Royce PLC 5.75% 10/15/2027 (b)	450,000	457,957
		7,971,423
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
California Buyer Ltd / Atlantica Sustainable Infrastructure PLC 6.375% 2/15/2032 (b)	340,000	340,386
TOTAL UNITED KINGDOM		113,275,521
UNITED STATES - 47.7%
Communication Services - 2.4%
Diversified Telecommunication Services - 0.7%
AT&T Inc 1.65% 2/1/2028	12,588,000	11,490,787
Cogent Communications Group LLC 7% 6/15/2027 (b)	650,000	659,648
Consolidated Communications Inc 5% 10/1/2028 (b)	400,000	375,620
Frontier Communications Holdings LLC 5% 5/1/2028 (b)	910,000	900,787
Level 3 Financing Inc 3.875% 10/15/2030 (b)	320,000	255,200
Level 3 Financing Inc 4% 4/15/2031 (b)	225,000	178,313
Zayo Group Holdings Inc 4% 3/1/2027 (b)(m)	450,000	424,330
		14,284,685
Entertainment - 0.0%
Live Nation Entertainment Inc 4.75% 10/15/2027 (b)(m)	1,450,000	1,419,359
Media - 1.2%
Advantage Sales & Marketing Inc 6.5% 11/15/2028 (b)	400,000	383,197
CCO Holdings LLC / CCO Holdings Capital Corp 5.125% 5/1/2027 (b)	2,400,000	2,367,583
Charter Communications Operating LLC / Charter Communications Operating Capital 3.75% 2/15/2028	4,000,000	3,840,501
Charter Communications Operating LLC / Charter Communications Operating Capital 6.15% 11/10/2026	4,070,000	4,156,119
Clear Channel Outdoor Holdings Inc 7.5% 6/1/2029 (b)	125,000	110,633
Clear Channel Outdoor Holdings Inc 9% 9/15/2028 (b)	1,000,000	1,060,810
Discovery Communications LLC 3.625% 5/15/2030	1,664,000	1,504,987
DISH DBS Corp 5.125% 6/1/2029	150,000	99,340
DISH DBS Corp 7.375% 7/1/2028	35,000	26,470
Iheartcommunications Inc 4.75% 1/15/2028 (b)	500,000	330,000
Sirius XM Radio Inc 3.125% 9/1/2026 (b)	2,000,000	1,923,502
Univision Communications Inc 8% 8/15/2028 (b)	350,000	357,151
Warnermedia Holdings Inc 3.638% 3/15/2025	1,048,000	1,043,596
Warnermedia Holdings Inc 3.755% 3/15/2027	7,549,000	7,311,274
		24,515,163
Wireless Telecommunication Services - 0.5%
T-Mobile USA Inc 2.625% 4/15/2026	10,100,000	9,821,652
TOTAL COMMUNICATION SERVICES		50,040,859

Consumer Discretionary - 4.2%
Automobile Components - 0.1%
Clarios Global LP / Clarios US Finance Co 6.75% 5/15/2028 (b)	1,210,000	1,239,764
Goodyear Tire & Rubber Co/The 4.875% 3/15/2027 (m)	560,000	547,923
Hertz Corp/The 4.625% 12/1/2026 (b)	175,000	151,411
Patrick Industries Inc 6.375% 11/1/2032 (b)	315,000	311,635
Phinia Inc 6.75% 4/15/2029 (b)	155,000	159,098
		2,409,831
Automobiles - 1.9%
General Motors Financial Co Inc 1.25% 1/8/2026	8,359,000	8,037,953
General Motors Financial Co Inc 2.35% 2/26/2027	7,500,000	7,111,110
General Motors Financial Co Inc 5.8% 6/23/2028	7,500,000	7,713,367
General Motors Financial Co Inc 6% 1/9/2028	5,000,000	5,165,768
Hyundai Capital America 5.45% 6/24/2026 (b)	3,147,000	3,173,378
Hyundai Capital America 5.8% 6/26/2025 (b)	6,250,000	6,280,035
		37,481,611
Broadline Retail - 0.0%
Wayfair LLC 7.25% 10/31/2029 (b)(m)	205,000	207,746
Distributors - 0.3%
Gates Corp/DE 6.875% 7/1/2029 (b)	305,000	313,035
Genuine Parts Co 4.95% 8/15/2029	6,200,000	6,199,175
		6,512,210
Diversified Consumer Services - 0.1%
Service Corp International/US 5.75% 10/15/2032	210,000	209,221
Sotheby's 7.375% 10/15/2027 (b)	560,000	553,752
TKC Holdings Inc 10.5% 5/15/2029 (b)	1,050,000	1,073,577
WASH Multifamily Acquisition Inc 5.75% 4/15/2026 (b)	1,250,000	1,248,510
		3,085,060
Hotels, Restaurants & Leisure - 0.8%
Affinity Interactive 6.875% 12/15/2027 (b)	180,000	143,795
Aramark Services Inc 5% 4/1/2025 (b)	1,000,000	997,744
Boyd Gaming Corp 4.75% 12/1/2027	450,000	439,361
Caesars Entertainment Inc 6% 10/15/2032 (b)	635,000	624,174
Carnival Corp 7.625% 3/1/2026 (b)	2,400,000	2,415,577
Churchill Downs Inc 4.75% 1/15/2028 (b)	300,000	292,872
Churchill Downs Inc 6.75% 5/1/2031 (b)	500,000	511,831
Hilton Domestic Operating Co Inc 5.875% 3/15/2033 (b)	315,000	315,463
Hilton Grand Vacations Borrower Escrow LLC / Hilton Grand Vacations Borrower Esc 6.625% 1/15/2032 (b)	250,000	252,988
International Game Technology PLC 4.125% 4/15/2026 (b)	800,000	787,054
Las Vegas Sands Corp 3.5% 8/18/2026	400,000	389,350
Life Time Inc 5.75% 1/15/2026 (b)	400,000	399,856
Life Time Inc 6% 11/15/2031 (b)	425,000	425,137
Light & Wonder International Inc 7% 5/15/2028 (b)	1,000,000	1,004,255
MGM Resorts International 4.625% 9/1/2026 (m)	930,000	925,212
NCL Corp Ltd 5.875% 3/15/2026 (b)	900,000	899,950
NCL Corp Ltd 6.25% 3/1/2030 (b)	525,000	523,098
Royal Caribbean Cruises Ltd 5.5% 4/1/2028 (b)	1,050,000	1,050,219
Royal Caribbean Cruises Ltd 5.625% 9/30/2031 (b)	210,000	210,366
Six Flags Entertainment Corp/DE 5.5% 4/15/2027 (b)(m)	550,000	547,545
Station Casinos LLC 6.625% 3/15/2032 (b)	300,000	300,761
Viking Cruises Ltd 9.125% 7/15/2031 (b)	1,000,000	1,082,510
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp 5.25% 5/15/2027 (b)	300,000	298,228
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp 6.25% 3/15/2033 (b)	420,000	418,946
		15,256,292
Household Durables - 0.1%
Beazer Homes USA Inc 7.5% 3/15/2031 (b)	160,000	163,229
Landsea Homes Corp 8.875% 4/1/2029 (b)	195,000	199,941
LGI Homes Inc 7% 11/15/2032 (b)	375,000	378,368
Newell Brands Inc 5.7% 4/1/2026 (n)	406,000	408,287
Newell Brands Inc 6.375% 5/15/2030	235,000	239,372
Newell Brands Inc 6.625% 5/15/2032 (m)	180,000	183,160
Tempur Sealy International Inc 4% 4/15/2029 (b)	850,000	790,327
		2,362,684
Leisure Products - 0.2%
Brunswick Corp/DE 5.85% 3/18/2029	4,539,000	4,657,803
Mattel Inc 5.875% 12/15/2027 (b)	450,000	451,098
		5,108,901
Specialty Retail - 0.7%
Advance Auto Parts Inc 5.95% 3/9/2028	6,525,000	6,615,683
AutoZone Inc 3.625% 4/15/2025	545,000	542,247
AutoZone Inc 6.25% 11/1/2028	3,398,000	3,585,608
Group 1 Automotive Inc 6.375% 1/15/2030 (b)	195,000	197,200
Hudson Automotive Group 8% 5/15/2032 (b)	125,000	131,141
O'Reilly Automotive Inc 5.75% 11/20/2026	1,697,000	1,730,902
Sally Holdings LLC / Sally Capital Inc 6.75% 3/1/2032	205,000	209,333
Specialty Building Products Holdings LLC / SBP Finance Corp 7.75% 10/15/2029 (b)	85,000	87,320
Staples Inc 10.75% 9/1/2029 (b)	430,000	423,950
Staples Inc 12.75% 1/15/2030 (b)	305,000	251,724
Wand NewCo 3 Inc 7.625% 1/30/2032 (b)(m)	300,000	310,500
		14,085,608
Textiles, Apparel & Luxury Goods - 0.0%
Hanesbrands Inc 4.875% 5/15/2026 (b)	900,000	887,685
TOTAL CONSUMER DISCRETIONARY		87,397,628

Consumer Staples - 2.3%
Beverages - 0.5%
Molson Coors Beverage Co 3% 7/15/2026	10,575,000	10,293,074
Consumer Staples Distribution & Retail - 1.2%
7-Eleven Inc 0.95% 2/10/2026 (b)	7,891,000	7,525,119
7-Eleven Inc 1.3% 2/10/2028 (b)	3,614,000	3,220,279
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 3.25% 3/15/2026 (b)	1,100,000	1,064,338
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 6.5% 2/15/2028 (b)	1,000,000	1,017,286
Dollar General Corp 4.625% 11/1/2027	4,000,000	3,980,529
Dollar Tree Inc 4% 5/15/2025	6,000,000	5,971,125
KeHE Distributors LLC / KeHE Finance Corp / NextWave Distribution Inc 9% 2/15/2029 (b)	350,000	366,426
Performance Food Group Inc 5.5% 10/15/2027 (b)	400,000	397,752
Performance Food Group Inc 6.125% 9/15/2032 (b)	315,000	317,793
US Foods Inc 5.75% 4/15/2033 (b)	185,000	182,665
Walgreens Boots Alliance Inc 8.125% 8/15/2029 (m)	140,000	140,970
		24,184,282
Food Products - 0.2%
Bunge Ltd Fin Corp 4.1% 1/7/2028	2,685,000	2,640,636
Chobani Holdco II LLC 9.5% 10/1/2029 pay-in-kind (b)(c)	200,000	211,256
Chobani LLC / Chobani Finance Corp Inc 7.625% 7/1/2029 (b)	250,000	263,157
Fiesta Purchaser Inc 9.625% 9/15/2032 (b)	120,000	126,578
Post Holdings Inc 5.625% 1/15/2028 (b)	200,000	201,876
Post Holdings Inc 6.25% 10/15/2034 (b)	190,000	187,755
Post Holdings Inc 6.375% 3/1/2033 (b)	205,000	204,201
The Campbell's Company 5.3% 3/20/2026	1,106,000	1,113,198
Viking Baked Goods Acquisition Corp 8.625% 11/1/2031 (b)	40,000	39,252
		4,987,909
Household Products - 0.0%
Resideo Funding Inc 6.5% 7/15/2032 (b)	315,000	319,972
Personal Care Products - 0.0%
Coty Inc 5% 4/15/2026 (b)	1,100,000	1,095,641
Tobacco - 0.4%
Altria Group Inc 2.35% 5/6/2025	1,003,000	992,085
Philip Morris International Inc 4.875% 2/13/2029	6,400,000	6,454,784
		7,446,869
TOTAL CONSUMER STAPLES		48,327,747

Energy - 3.7%
Energy Equipment & Services - 0.1%
Archrock Partners LP / Archrock Partners Finance Corp 6.625% 9/1/2032 (b)	205,000	207,802
Kodiak Gas Services LLC 7.25% 2/15/2029 (b)	350,000	361,800
Nabors Industries Inc 8.875% 8/15/2031 (b)	260,000	251,192
Star Holding LLC 8.75% 8/1/2031 (b)	205,000	201,585
Transocean Aquila Ltd 8% 9/30/2028 (b)	998,462	1,024,879
USA Compression Partners LP / USA Compression Finance Corp 7.125% 3/15/2029 (b)	240,000	245,882
Valaris Ltd 8.375% 4/30/2030 (b)	300,000	305,538
		2,598,678
Oil, Gas & Consumable Fuels - 3.6%
Aethon United BR LP / Aethon United Finance Corp 7.5% 10/1/2029 (b)	260,000	269,655
Ascent Resources Utica Holdings LLC / ARU Finance Corp 6.625% 10/15/2032 (b)	85,000	85,080
Buckeye Partners LP 4.125% 12/1/2027	1,400,000	1,346,843
Buckeye Partners LP 4.125% 3/1/2025 (b)	336,000	334,147
California Resources Corp 7.125% 2/1/2026 (b)	97,000	97,267
California Resources Corp 8.25% 6/15/2029 (b)	710,000	728,637
Cheniere Energy Inc 4.625% 10/15/2028	600,000	593,025
CITGO Petroleum Corp 6.375% 6/15/2026 (b)	500,000	502,495
Comstock Resources Inc 6.75% 3/1/2029 (b)(m)	325,000	320,440
CVR Energy Inc 8.5% 1/15/2029 (b)	600,000	589,664
Delek Logistics Partners LP / Delek Logistics Finance Corp 8.625% 3/15/2029 (b)	700,000	729,848
Diamondback Energy Inc 5.2% 4/18/2027	5,172,000	5,238,393
Energy Transfer LP 2.9% 5/15/2025	7,150,000	7,081,710
Energy Transfer LP 5.25% 7/1/2029	515,000	522,640
EnLink Midstream Partners LP 4.85% 7/15/2026	500,000	498,456
EQM Midstream Partners LP 7.5% 6/1/2027 (b)	1,000,000	1,027,409
Eqt Corp 5.7% 4/1/2028	4,000,000	4,090,828
Expand Energy Corp 5.5% 2/1/2026 (b)	200,000	199,980
Expand Energy Corp 5.7% 1/23/2025 (n)	400,000	399,818
Genesis Energy LP / Genesis Energy Finance Corp 7.875% 5/15/2032	100,000	100,788
Genesis Energy LP / Genesis Energy Finance Corp 8% 1/15/2027	1,150,000	1,172,001
Harvest Midstream I LP 7.5% 5/15/2032 (b)	380,000	390,477
Hess Corp 4.3% 4/1/2027	4,500,000	4,467,350
Hess Midstream Operations LP 5.625% 2/15/2026 (b)	900,000	898,873
Howard Midstream Energy Partners LLC 7.375% 7/15/2032 (b)	205,000	211,282
Kinetik Holdings LP 6.625% 12/15/2028 (b)	450,000	460,754
Kraken Oil & Gas Partners LLC 7.625% 8/15/2029 (b)	165,000	163,842
Matador Resources Co 6.25% 4/15/2033 (b)	105,000	103,550
Matador Resources Co 6.5% 4/15/2032 (b)	340,000	340,846
Moss Creek Resources Holdings Inc 8.25% 9/1/2031 (b)	105,000	103,213
MPLX LP 1.75% 3/1/2026	15,044,000	14,481,031
Murphy Oil Corp 6% 10/1/2032	210,000	205,597
NGL Energy Operating LLC / NGL Energy Finance Corp 8.125% 2/15/2029 (b)	350,000	358,546
Northern Oil & Gas Inc 8.75% 6/15/2031 (b)	300,000	315,578
Occidental Petroleum Corp 5% 8/1/2027	3,189,000	3,198,076
Occidental Petroleum Corp 5.2% 8/1/2029	1,325,000	1,329,596
ONEOK Inc 4.25% 9/24/2027	458,000	453,155
ONEOK Inc 4.4% 10/15/2029	479,000	470,617
PBF Holding Co LLC / PBF Finance Corp 7.875% 9/15/2030 (b)	550,000	564,526
Phillips 66 3.85% 4/9/2025	7,000,000	6,971,333
Range Resources Corp 4.875% 5/15/2025	450,000	449,014
Sitio Royalties Operating Partnership LP / Sitio Finance Corp 7.875% 11/1/2028 (b)	1,000,000	1,044,055
SM Energy Co 6.625% 1/15/2027 (m)	450,000	450,324
Summit Midstream Holdings LLC 8.625% 10/31/2029 (b)	165,000	172,653
Sunoco LP / Sunoco Finance Corp 6% 4/15/2027	1,000,000	1,001,320
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 6% 3/1/2027 (b)	950,000	949,894
Valero Energy Corp 2.85% 4/15/2025	2,437,000	2,418,010
Venture Global Calcasieu 6.25% 1/15/2030 (b)	250,000	255,938
Venture Global LNG Inc 7% 1/15/2030 (b)(m)	2,060,000	2,106,249
Western Gas Partners LP 6.35% 1/15/2029	846,000	881,589
Williams Cos Inc/The 4.8% 11/15/2029	2,339,000	2,336,741
Williams Cos Inc/The 5.4% 3/2/2026	1,334,000	1,343,633
		74,826,786
TOTAL ENERGY		77,425,464

Financials - 19.7%
Banks - 9.8%
Bank of America Corp 1.197% 10/24/2026 (c)	13,673,000	13,255,311
Bank of America Corp 1.319% 6/19/2026 (c)	16,000,000	15,697,085
Bank of America Corp 1.734% 7/22/2027 (c)	7,174,000	6,827,400
Bank of America Corp 2.015% 2/13/2026 (c)	11,000,000	10,933,991
Bank of America Corp 5.08% 1/20/2027 (c)	7,000,000	7,019,939
Bank of America Corp 5.819% 9/15/2029 (c)	3,400,000	3,520,191
Capital One NA 2.28% 1/28/2026 (c)	7,000,000	6,967,795
Citigroup Inc 2.014% 1/25/2026 (c)	7,350,000	7,315,250
Citigroup Inc 3.106% 4/8/2026 (c)	10,000,000	9,938,191
Citigroup Inc 4.075% 4/23/2029 (c)	3,600,000	3,520,821
Citigroup Inc 5.61% 9/29/2026 (c)	4,000,000	4,023,979
HAT Holdings I LLC / HAT Holdings II LLC 8% 6/15/2027 (b)	300,000	312,794
Huntington Bancshares Inc/OH 6.208% 8/21/2029 (c)	5,000,000	5,209,161
JPMorgan Chase & Co 1.045% 11/19/2026 (c)	15,000,000	14,478,710
JPMorgan Chase & Co 1.47% 9/22/2027 (c)	10,000,000	9,433,993
JPMorgan Chase & Co 2.956% 5/13/2031 (c)	12,053,000	10,895,961
JPMorgan Chase & Co 4.603% 10/22/2030 (c)	5,000,000	4,955,956
JPMorgan Chase & Co 4.995% 7/22/2030 (c)	6,400,000	6,446,188
JPMorgan Chase & Co 5.571% 4/22/2028 (c)	3,266,000	3,327,356
Regions Financial Corp 2.25% 5/18/2025	3,135,000	3,096,158
Santander Holdings USA Inc 2.49% 1/6/2028 (c)	2,768,000	2,626,406
Santander Holdings USA Inc 3.244% 10/5/2026	4,000,000	3,874,369
Santander Holdings USA Inc 3.45% 6/2/2025	5,700,000	5,651,690
Santander Holdings USA Inc 5.807% 9/9/2026 (c)	3,000,000	3,014,596
Truist Financial Corp 4.873% 1/26/2029 (c)	4,000,000	4,000,185
US Bancorp 4.653% 2/1/2029 (c)	2,000,000	1,992,132
Wells Fargo & Co 2.164% 2/11/2026 (c)	10,000,000	9,945,953
Wells Fargo & Co 2.188% 4/30/2026 (c)	5,000,000	4,945,255
Wells Fargo & Co 4.3% 7/22/2027	7,000,000	6,931,135
Wells Fargo & Co 5.707% 4/22/2028 (c)	6,200,000	6,324,222
Wells Fargo & Co 6.303% 10/23/2029 (c)	5,800,000	6,099,891
Western Alliance Bancorp 3% 6/15/2031 (c)	500,000	472,650
		203,054,714
Capital Markets - 4.3%
Ares Capital Corp 3.25% 7/15/2025	10,000,000	9,883,026
Athene Global Funding 1.73% 10/2/2026 (b)	5,000,000	4,724,028
Athene Global Funding 4.721% 10/8/2029 (b)	5,300,000	5,232,070
Athene Global Funding 5.516% 3/25/2027 (b)	7,000,000	7,098,300
Blackstone Private Credit Fund 4.7% 3/24/2025	8,250,000	8,229,577
Focus Financial Partners LLC 6.75% 9/15/2031 (b)	315,000	317,945
Goldman Sachs Group Inc/The 2.64% 2/24/2028 (c)	10,000,000	9,543,858
Goldman Sachs Group Inc/The 4.223% 5/1/2029 (c)	6,000,000	5,887,730
Goldman Sachs Group Inc/The 6.484% 10/24/2029 (c)	3,900,000	4,126,218
Intercontinental Exchange Inc 3.625% 9/1/2028	5,500,000	5,307,249
Jane Street Group / JSG Finance Inc 6.125% 11/1/2032 (b)	290,000	291,173
Jefferies Finance LLC / JFIN Co-Issuer Corp 6.625% 10/15/2031 (b)	315,000	316,957
Morgan Stanley 2.188% 4/28/2026 (c)	5,000,000	4,945,959
Morgan Stanley 5.042% 7/19/2030 (c)	6,500,000	6,547,307
Morgan Stanley 5.164% 4/20/2029 (c)	9,860,000	9,965,713
Morgan Stanley 6.407% 11/1/2029 (c)	3,900,000	4,119,985
Nuveen LLC 5.55% 1/15/2030 (b)	984,000	1,014,775
State Street Corp 2.901% 3/30/2026 (c)	305,000	303,002
VFH Parent LLC / Valor Co-Issuer Inc 7.5% 6/15/2031 (b)	240,000	247,521
		88,102,393
Consumer Finance - 2.2%
Ally Financial Inc 6.848% 1/3/2030 (c)	5,700,000	5,968,008
Capital One Financial Corp 1.878% 11/2/2027 (c)	7,000,000	6,610,262
Capital One Financial Corp 5.468% 2/1/2029 (c)	1,983,000	2,006,032
Capital One Financial Corp 7.149% 10/29/2027 (c)	5,000,000	5,201,200
Capstone Borrower Inc 8% 6/15/2030 (b)	110,000	114,531
Encore Capital Group Inc 9.25% 4/1/2029 (b)	200,000	214,897
Ford Motor Credit Co LLC 2.3% 2/10/2025	5,000,000	4,971,567
Ford Motor Credit Co LLC 3.375% 11/13/2025	8,000,000	7,863,154
Ford Motor Credit Co LLC 5.85% 5/17/2027	4,000,000	4,059,385
Ford Motor Credit Co LLC 6.95% 6/10/2026	6,500,000	6,653,965
Navient Corp 6.75% 6/15/2026	715,000	727,332
OneMain Finance Corp 3.5% 1/15/2027	690,000	662,877
OneMain Finance Corp 7.5% 5/15/2031	1,215,000	1,265,062
PRA Group Inc 8.875% 1/31/2030 (b)	105,000	110,366
		46,428,638
Financial Services - 1.1%
Block Inc 6.5% 5/15/2032 (b)	405,000	415,520
Corebridge Financial Inc 3.5% 4/4/2025	943,000	938,268
Corebridge Financial Inc 3.65% 4/5/2027	1,345,000	1,311,966
Corebridge Global Funding 0.9% 9/22/2025 (b)	7,000,000	6,797,514
Corebridge Global Funding 4.65% 8/20/2027 (b)	1,596,000	1,594,702
Freedom Mortgage Corp 7.625% 5/1/2026 (b)	560,000	564,156
GN Bondco LLC 9.5% 10/15/2031 (b)(m)	400,000	425,717
Icahn Enterprises LP / Icahn Enterprises Finance Corp 5.25% 5/15/2027	1,865,000	1,792,833
Jackson Financial Inc 5.17% 6/8/2027	1,397,000	1,408,405
JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co Sarl 2.5% 1/15/2027	5,515,000	5,236,559
Nationstar Mortgage Holdings Inc 6.5% 8/1/2029 (b)	310,000	313,110
NFE Financing LLC 12% 11/15/2029 (b)	895,725	897,964
Shift4 Payments LLC / Shift4 Payments Finance Sub Inc 6.75% 8/15/2032 (b)	250,000	258,544
Western Union Co/The 2.85% 1/10/2025	1,242,000	1,239,156
Windstream Services LLC / Windstream Escrow Finance Corp 8.25% 10/1/2031 (b)	210,000	219,256
		23,413,670
Insurance - 2.3%
Acrisure LLC / Acrisure Finance Inc 8.25% 2/1/2029 (b)	205,000	210,619
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 6.75% 4/15/2028 (b)	415,000	419,032
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 7% 1/15/2031 (b)	200,000	203,096
APH Somerset Investor 2 LLC / APH2 Somerset Investor 2 LLC / APH3 Somerset Inves 7.875% 11/1/2029 (b)	210,000	212,363
Equitable Financial Life Global Funding 1.4% 8/27/2027 (b)	15,000,000	13,757,117
Equitable Financial Life Global Funding 1.7% 11/12/2026 (b)	5,000,000	4,721,820
Guardian Life Global Funding 1.4% 7/6/2027 (b)	8,010,000	7,391,640
Jackson National Life Global Funding 4.6% 10/1/2029 (b)	3,416,000	3,365,066
Jackson National Life Global Funding 5.55% 7/2/2027 (b)	3,000,000	3,048,465
Panther Escrow Issuer LLC 7.125% 6/1/2031 (b)	330,000	338,030
Protective Life Global Funding 3.218% 3/28/2025 (b)	1,979,000	1,969,432
RGA Global Funding 2% 11/30/2026 (b)	3,680,000	3,492,954
RGA Global Funding 5.448% 5/24/2029 (b)	2,658,000	2,725,724
Ryan Specialty LLC 5.875% 8/1/2032 (b)	135,000	134,920
Willis North America Inc 4.5% 9/15/2028	5,000,000	4,958,597
		46,948,875
Mortgage Real Estate Investment Trusts (REITs) - 0.0%
Rithm Capital Corp 8% 4/1/2029 (b)	120,000	120,280
Starwood Property Trust Inc 4.75% 3/15/2025	748,000	748,233
		868,513
TOTAL FINANCIALS		408,816,803

Health Care - 2.4%
Biotechnology - 0.3%
Amgen Inc 5.15% 3/2/2028	6,578,000	6,676,716
Health Care Equipment & Supplies - 0.2%
Alcon Finance Corp 2.75% 9/23/2026 (b)	4,038,000	3,902,730
Medline Borrower LP/Medline Co-Issuer Inc 6.25% 4/1/2029 (b)	415,000	422,706
Sotera Health Holdings LLC 7.375% 6/1/2031 (b)	200,000	203,258
		4,528,694
Health Care Providers & Services - 1.6%
Centene Corp 2.45% 7/15/2028	2,360,000	2,133,809
CHS/Community Health Systems Inc 5.625% 3/15/2027 (b)	975,000	943,567
CVS Health Corp 5% 2/20/2026	8,000,000	8,009,402
HAH Group Holding Co LLC 9.75% 10/1/2031 (b)	380,000	388,175
HCA Inc 3.125% 3/15/2027	7,100,000	6,838,461
HCA Inc 5.875% 2/15/2026	650,000	655,053
Humana Inc 5.75% 12/1/2028	6,000,000	6,177,848
Icon Investments Six DAC 5.809% 5/8/2027	4,656,000	4,745,567
LifePoint Health Inc 11% 10/15/2030 (b)	300,000	330,528
Molina Healthcare Inc 6.25% 1/15/2033 (b)	320,000	322,716
Select Medical Corp 6.25% 12/1/2032 (b)(e)	320,000	320,635
Surgery Center Holdings Inc 7.25% 4/15/2032 (b)	295,000	303,240
Tenet Healthcare Corp 5.125% 11/1/2027	2,300,000	2,278,849
US Acute Care Solutions LLC 9.75% 5/15/2029 (b)	90,000	93,416
		33,541,266
Health Care Technology - 0.1%
IQVIA Inc 5% 5/15/2027 (b)	1,650,000	1,631,551
Pharmaceuticals - 0.2%
Bausch Health Cos Inc 11% 9/30/2028 (b)	900,000	881,977
Bausch Health Cos Inc 5.5% 11/1/2025 (b)	1,370,000	1,339,874
Jazz Securities DAC 4.375% 1/15/2029 (b)	465,000	441,654
Organon & Co / Organon Foreign Debt Co-Issuer BV 4.125% 4/30/2028 (b)	550,000	521,255
		3,184,760
TOTAL HEALTH CARE		49,562,987

Industrials - 2.9%
Aerospace & Defense - 1.2%
Boeing Co 3.2% 3/1/2029	7,200,000	6,642,760
Boeing Co 4.875% 5/1/2025	3,000,000	2,996,443
Boeing Co 6.259% 5/1/2027 (b)	418,000	428,342
L3Harris Technologies Inc 5.4% 1/15/2027	6,000,000	6,098,998
RTX Corp 5.75% 1/15/2029	1,205,000	1,256,013
TransDigm Inc 5.5% 11/15/2027	3,250,000	3,217,500
TransDigm Inc 6.375% 3/1/2029 (b)	3,050,000	3,099,704
		23,739,760
Building Products - 0.0%
Advanced Drainage Systems Inc 5% 9/30/2027 (b)	250,000	246,019
AmeriTex HoldCo Intermediate LLC 10.25% 10/15/2028 (b)	350,000	372,568
		618,587
Commercial Services & Supplies - 0.5%
Allied Universal Holdco LLC 7.875% 2/15/2031 (b)	350,000	358,398
Artera Services LLC 8.5% 2/15/2031 (b)	1,195,000	1,187,423
Brand Industrial Services Inc 10.375% 8/1/2030 (b)	750,000	795,685
CoreCivic Inc 8.25% 4/15/2029	200,000	212,401
GEO Group Inc/The 10.25% 4/15/2031	400,000	437,879
GEO Group Inc/The 8.625% 4/15/2029	200,000	211,544
GFL Environmental Inc 4% 8/1/2028 (b)	1,370,000	1,303,837
Madison IAQ LLC 4.125% 6/30/2028 (b)	700,000	669,828
Neptune Bidco US Inc 9.29% 4/15/2029 (b)	350,000	324,774
Prime Security Services Borrower LLC / Prime Finance Inc 5.75% 4/15/2026 (b)	850,000	850,524
Republic Services Inc 0.875% 11/15/2025	5,000,000	4,823,919
		11,176,212
Construction & Engineering - 0.1%
AECOM 5.125% 3/15/2027 (m)	900,000	893,498
Arcosa Inc 6.875% 8/15/2032 (b)	105,000	108,189
Pike Corp 8.625% 1/31/2031 (b)	250,000	267,467
		1,269,154
Ground Transportation - 0.0%
Avis Budget Car Rental LLC / Avis Budget Finance Inc 8.25% 1/15/2030 (b)	170,000	176,833
Genesee & Wyoming Inc 6.25% 4/15/2032 (b)	300,000	301,651
XPO Inc 6.25% 6/1/2028 (b)	450,000	456,598
		935,082
Machinery - 0.4%
Esab Corp 6.25% 4/15/2029 (b)	360,000	366,236
Ingersoll Rand Inc 5.176% 6/15/2029	4,200,000	4,271,816
Ingersoll Rand Inc 5.197% 6/15/2027	4,200,000	4,257,255
		8,895,307
Passenger Airlines - 0.4%
American Airlines 2016-3 Class A Pass Through Trust 7.25% 2/15/2028 (b)(m)	400,000	409,694
American Airlines 2019-1 Class B Pass Through Trust equipment trust certificate 3.85% 8/15/2029	3,188,633	2,991,848
American Airlines Inc/AAdvantage Loyalty IP Ltd 5.5% 4/20/2026 (b)	1,050,000	1,049,510
JetBlue Airways Corp / JetBlue Loyalty LP 9.875% 9/20/2031 (b)	165,000	173,584
Spirit Loyalty Cayman Ltd / Spirit IP Cayman Ltd 8% 9/20/2025 (b)	205,000	159,388
Spirit Loyalty Cayman Ltd / Spirit IP Cayman Ltd 8% 9/20/2025 (b)	140,000	108,850
United Airlines 2019-2 Class B Pass Through Trust equipment trust certificate 3.5% 11/1/2029	1,946,881	1,845,934
United Airlines Inc 4.375% 4/15/2026 (b)	1,300,000	1,281,354
		8,020,162
Professional Services - 0.1%
Amentum Holdings Inc 7.25% 8/1/2032 (b)	245,000	251,678
Corelogic Inc 4.5% 5/1/2028 (b)	650,000	605,757
TriNet Group Inc 7.125% 8/15/2031 (b)	500,000	514,132
		1,371,567
Trading Companies & Distributors - 0.2%
Air Lease Corp 2.2% 1/15/2027	3,565,000	3,384,039
Fortress Transportation and Infrastructure Investors LLC 7% 6/15/2032 (b)	205,000	211,743
Fortress Transportation and Infrastructure Investors LLC 7.875% 12/1/2030 (b)	400,000	424,730
United Rentals North America Inc 3.875% 11/15/2027	550,000	531,032
United Rentals North America Inc 6.125% 3/15/2034 (b)	500,000	507,455
		5,058,999
TOTAL INDUSTRIALS		61,084,830

Information Technology - 2.4%
Communications Equipment - 0.1%
Hughes Satellite Systems Corp 5.25% 8/1/2026	500,000	455,192
Viasat Inc 5.625% 9/15/2025 (b)	675,000	670,460
		1,125,652
Electronic Equipment, Instruments & Components - 0.5%
Amphenol Corp 5.05% 4/5/2029	1,216,000	1,236,420
CPI CG Inc 10% 7/15/2029 (b)	110,000	116,378
Dell International LLC / EMC Corp 5.25% 2/1/2028	8,564,000	8,718,733
Insight Enterprises Inc 6.625% 5/15/2032 (b)	165,000	168,785
Lightning Power LLC 7.25% 8/15/2032 (b)	190,000	198,061
Sensata Technologies Inc 6.625% 7/15/2032 (b)	225,000	229,568
		10,667,945
IT Services - 0.2%
Acuris Finance US Inc / Acuris Finance SARL 5% 5/1/2028 (b)	555,000	504,340
Acuris Finance US Inc / Acuris Finance SARL 9% 8/1/2029 (b)	220,000	214,390
Camelot Finance SA 4.5% 11/1/2026 (b)	950,000	928,310
CDW LLC / CDW Finance Corp 5.1% 3/1/2030	1,789,000	1,781,594
		3,428,634
Semiconductors & Semiconductor Equipment - 1.0%
Broadcom Inc 1.95% 2/15/2028 (b)	15,000,000	13,787,037
Entegris Inc 4.75% 4/15/2029 (b)	1,175,000	1,138,934
Micron Technology Inc 4.185% 2/15/2027	6,000,000	5,927,842
Wolfspeed Inc 4.2917% 6/23/2030 pay-in-kind (b)(c)(h)(i)	370,000	356,125
		21,209,938
Software - 0.5%
Central Parent LLC / CDK Global II LLC / CDK Financing Co Inc 8% 6/15/2029 (b)	1,000,000	1,026,304
Ellucian Holdings Inc 6.5% 12/1/2029 (b)	105,000	106,858
McAfee Corp 7.375% 2/15/2030 (b)	220,000	213,922
Oracle Corp 1.65% 3/25/2026	3,618,000	3,478,287
Roper Technologies Inc 4.5% 10/15/2029	1,568,000	1,554,176
SS&C Technologies Inc 5.5% 9/30/2027 (b)	2,000,000	1,993,581
UKG Inc 6.875% 2/1/2031 (b)(m)	300,000	308,312
VMware LLC 1.4% 8/15/2026	2,882,000	2,723,023
		11,404,463
Technology Hardware, Storage & Peripherals - 0.1%
Hewlett Packard Enterprise Co 4.4% 9/25/2027	2,177,000	2,164,550
Western Digital Corp 4.75% 2/15/2026	745,000	739,273
		2,903,823
TOTAL INFORMATION TECHNOLOGY		50,740,455

Materials - 1.6%
Chemicals - 1.3%
Avient Corp 6.25% 11/1/2031 (b)	210,000	212,302
Axalta Coating Systems Dutch Holding B BV 7.25% 2/15/2031 (b)	600,000	629,221
Celanese US Holdings LLC 6.165% 7/15/2027	4,000,000	4,081,082
Chemours Co/The 5.375% 5/15/2027	1,050,000	1,032,091
International Flavors & Fragrances Inc 1.23% 10/1/2025 (b)	7,000,000	6,787,572
LSB Industries Inc 6.25% 10/15/2028 (b)	210,000	204,085
LYB International Finance III LLC 1.25% 10/1/2025	6,185,000	6,008,180
Methanex US Operations Inc 6.25% 3/15/2032 (b)	320,000	319,318
Mosaic Co/The 5.375% 11/15/2028	5,750,000	5,880,041
Olympus Water US Holding Corp 7.25% 6/15/2031 (b)	405,000	415,198
Scih Salt Hldgs Inc 6.625% 5/1/2029 (b)	850,000	827,480
Tronox Inc 4.625% 3/15/2029 (b)	500,000	460,589
WR Grace Holdings LLC 7.375% 3/1/2031 (b)	200,000	207,132
		27,064,291
Construction Materials - 0.0%
Eco Material Technologies Inc 7.875% 1/31/2027 (b)	240,000	242,830
VM Consolidated Inc 5.5% 4/15/2029 (b)	850,000	823,507
		1,066,337
Containers & Packaging - 0.2%
Ardagh Packaging Finance PLC / Ardagh Holdings USA Inc 4.125% 8/15/2026 (b)	150,000	127,831
Berry Global Inc 4.875% 7/15/2026 (b)	187,000	186,143
Graphic Packaging International LLC 6.375% 7/15/2032 (b)	405,000	412,535
Mauser Packaging Solutions Holding Co 7.875% 4/15/2027 (b)	500,000	511,848
Sealed Air Corp 5% 4/15/2029 (b)	2,000,000	1,936,870
Sonoco Products Co 4.45% 9/1/2026	959,000	953,205
		4,128,432
Metals & Mining - 0.1%
Alcoa Nederland Holding BV 7.125% 3/15/2031 (b)	80,000	83,699
Cleveland-Cliffs Inc 6.875% 11/1/2029 (b)	105,000	105,738
Cleveland-Cliffs Inc 7% 3/15/2032 (b)	485,000	487,465
Cleveland-Cliffs Inc 7.375% 5/1/2033 (b)	105,000	106,959
Novelis Corp 3.25% 11/15/2026 (b)	950,000	913,975
		1,697,836
Paper & Forest Products - 0.0%
Magnera Corp 7.25% 11/15/2031 (b)	150,000	147,869
TOTAL MATERIALS		34,104,765

Real Estate - 1.7%
Diversified REITs - 0.1%
Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC 6.5% 2/15/2029 (b)	730,000	640,212
Vornado Realty LP 2.15% 6/1/2026	1,017,000	968,871
		1,609,083
Health Care REITs - 0.4%
Healthcare Realty Holdings LP 3.5% 8/1/2026	621,000	607,129
MPT Operating Partnership LP / MPT Finance Corp 5.25% 8/1/2026 (m)	1,480,000	1,341,644
Ventas Realty LP 2.65% 1/15/2025	3,710,000	3,698,667
Ventas Realty LP 3% 1/15/2030	4,013,000	3,667,038
		9,314,478
Hotel & Resort REITs - 0.0%
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer 7% 2/1/2030 (b)	140,000	143,333
Office REITs - 0.1%
Boston Properties LP 3.2% 1/15/2025	3,000,000	2,991,581
Real Estate Management & Development - 0.0%
Greystar Real Estate Partners LLC 7.75% 9/1/2030 (b)	250,000	264,613
Retail REITs - 0.7%
Brixmor Operating Partnership LP 2.25% 4/1/2028	4,348,000	3,991,793
Brookfield Property REIT Inc / BPR Cumulus LLC / BPR Nimbus LLC / GGSI Sellco LL 5.75% 5/15/2026 (b)	918,000	911,509
Kite Realty Group Trust 4% 3/15/2025	2,778,000	2,768,664
Realty Income Corp 2.1% 3/15/2028	5,695,000	5,252,002
Realty Income Corp 2.2% 6/15/2028	456,000	419,826
		13,343,794
Specialized REITs - 0.4%
American Tower Corp 1.3% 9/15/2025	2,406,000	2,338,299
American Tower Corp 3.6% 1/15/2028	4,000,000	3,870,115
Crown Castle Inc 1.35% 7/15/2025	566,000	553,898
Iron Mountain Inc 4.875% 9/15/2027 (b)(m)	450,000	443,132
SBA Communications Corp 3.875% 2/15/2027	1,550,000	1,505,671
		8,711,115
TOTAL REAL ESTATE		36,377,997

Utilities - 4.4%
Electric Utilities - 2.8%
Cleco Corporate Holdings LLC 3.743% 5/1/2026	2,893,000	2,834,114
Duke Energy Corp 4.3% 3/15/2028	9,784,000	9,682,314
Edison International 5.45% 6/15/2029	4,120,000	4,202,642
Eversource Energy 5.45% 3/1/2028	9,000,000	9,204,059
Exelon Corp 2.75% 3/15/2027	681,000	652,502
FirstEnergy Corp 1.6% 1/15/2026	606,000	582,615
FirstEnergy Corp 2.05% 3/1/2025	3,271,000	3,245,517
FirstEnergy Pennsylvania Electric Co 5.15% 3/30/2026 (b)	2,524,000	2,527,604
Georgia Power Co 4.65% 5/16/2028	3,465,000	3,475,816
Nextera Energy Operating Partners LP 7.25% 1/15/2029 (b)(m)	1,000,000	1,023,347
Pacific Gas and Electric Co 2.1% 8/1/2027	4,000,000	3,732,631
PG&E Corp 5% 7/1/2028 (m)	450,000	441,800
Southern Co/The 5.5% 3/15/2029	3,052,000	3,146,564
Vistra Operations Co LLC 5% 7/31/2027 (b)	11,450,000	11,343,280
Vistra Operations Co LLC 5.05% 12/30/2026 (b)(e)	1,288,000	1,289,866
Vistra Operations Co LLC 7.75% 10/15/2031 (b)(m)	450,000	477,944
		57,862,615
Independent Power and Renewable Electricity Producers - 0.3%
AES Corp/The 3.3% 7/15/2025 (b)	4,133,000	4,082,923
Alpha Generation LLC 6.75% 10/15/2032 (b)	250,000	253,286
Calpine Corp 5.125% 3/15/2028 (b)(m)	750,000	732,424
Sunnova Energy Corp 5.875% 9/1/2026 (b)	470,000	405,275
		5,473,908
Multi-Utilities - 1.3%
Dominion Energy Inc 1.45% 4/15/2026	8,000,000	7,650,737
DTE Energy Co 4.95% 7/1/2027	1,444,000	1,453,380
NiSource Inc 0.95% 8/15/2025	2,873,000	2,794,620
NiSource Inc 2.95% 9/1/2029	3,000,000	2,772,721
NiSource Inc 5.25% 3/30/2028	6,140,000	6,248,913
Sempra 3.4% 2/1/2028	2,613,000	2,510,724
WEC Energy Group Inc 5% 9/27/2025	2,810,000	2,816,745
WEC Energy Group Inc CME Term SOFR 3 month Index + 2.1125%, 6.8976% 5/15/2067 (c)(d)	454,000	454,314
		26,702,154
TOTAL UTILITIES		90,038,677

TOTAL UNITED STATES		993,918,212
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $1,482,681,747)		1,459,690,228

Preferred Securities - 0.1%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.1%
Financials - 0.1%
Banks - 0.1%
Citigroup Inc 6.75% (c)(o)	215,000	214,261
Citigroup Inc 7.125% (c)(o)	375,000	386,959
Wells Fargo & Co 7.625% (c)(m)(o)	300,000	324,361
		925,581
Capital Markets - 0.0%
Goldman Sachs Group Inc/The 6.125% (c)(o)	105,000	106,323
Consumer Finance - 0.0%
Ally Financial Inc 4.7% (c)(o)	750,000	653,549
TOTAL FINANCIALS		1,685,453

TOTAL PREFERRED SECURITIES (Cost $1,606,003)		1,685,453

U.S. Government Agency - Mortgage Securities - 0.2%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.2%
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2035	4,863	4,814
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2035	2,189	2,167
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2039	325,364	322,234
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2039	166,062	164,465
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2039	456,399	452,008
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2049	2,863,728	2,803,068
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2032	2,242	2,322
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2035	22,020	22,855
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2032	6,491	6,722
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2032	2,219	2,297
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2035	2,794	2,906
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2036	19,324	20,057
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2036	15,112	15,674
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2036	3,622	3,757
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2033	163	171
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2031	2,654	2,780
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2032	412	433
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2032	2,373	2,505
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2033	919	971
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2033	12,585	13,242
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2032	893	935
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2032	121	126
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2031	3,485	3,609
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2032	1,958	2,059
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2032	176	186
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2033	4,048	4,265
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2028	2,451	2,538
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2032	189	198
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2032	1,129	1,180
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2032	7,761	8,185
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2032	9,431	9,855
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2028	124	129
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	551	563
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2027	2,993	3,064
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	110	113
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	26	26
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	62	63
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	756	769
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	417	427
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2028	67	69
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2027	46	47
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2027	693	708
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2027	116	118
Fannie Mae Mortgage pass-thru certificates 7.5% 7/1/2027	12	12
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2027	519	529
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2027	46	47
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2027	7	6
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2027	1,135	1,161
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2027	683	695
Fannie Mae Mortgage pass-thru certificates 8.5% 9/1/2025	32	32
Freddie Mac Gold Pool 8.5% 2/1/2027	3,921	3,989
Freddie Mac Gold Pool 8.5% 8/1/2027	235	239
Ginnie Mae I Pool 7% 11/15/2028	8,665	8,772
Ginnie Mae I Pool 7% 7/15/2028	420	425
Ginnie Mae I Pool 7.5% 10/15/2028	1,289	1,319
TOTAL UNITED STATES		3,901,906
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $4,219,541)		3,901,906

U.S. Treasury Obligations - 10.0%
	Yield (%) (p)	Principal Amount (a)	Value ($)
US Treasury Notes 1.5% 2/15/2030	3.89	1,184,000	1,040,440
US Treasury Notes 4.125% 10/31/2027	3.96 to 4.82	42,550,200	42,566,821
US Treasury Notes 4.125% 3/31/2029	3.57 to 4.52	69,884,900	69,912,198
US Treasury Notes 4.625% 9/30/2028 (q)	4.12 to 4.82	92,934,300	94,567,911
TOTAL U.S. TREASURY OBLIGATIONS (Cost $205,543,687)			208,087,370

Money Market Funds - 1.7%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (r)	4.64	30,997,973	31,004,173
Fidelity Securities Lending Cash Central Fund (r)(s)	4.64	5,520,750	5,521,302
TOTAL MONEY MARKET FUNDS (Cost $36,525,475)			36,525,475

TOTAL INVESTMENT IN SECURITIES - 100.6% (Cost $2,130,206,018)	2,100,830,268
NET OTHER ASSETS (LIABILITIES) - (0.6)%	(13,426,913)
NET ASSETS - 100.0%	2,087,403,355

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Interest Rate Contracts
CBOT 2-Year U.S. Treasury Note Contracts (United States)	372	Mar 2025	76,672,688	220,233	220,233
CBOT 5-Year U.S. Treasury Note Contracts (United States)	2,522	Mar 2025	271,371,141	2,223,023	2,223,023

TOTAL FUTURES CONTRACTS					2,443,256
The notional amount of futures purchased as a percentage of Net Assets is 16.7%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $795,142,739 or 38.1% of net assets.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(g)	A coupon rate of 0% signifies an unsettled loan. The coupon rate will be determined upon settlement of the loan after period end.
(h)	Level 3 security
(i)
Position or a portion of the position represents an unfunded loan commitment.  At period end, the total principal amount and market value of unfunded commitments totaled $360,059 and $351,659, respectively.

(j)
Interest Only (IO) security represents the right to receive only monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(k)
Security is subject to lock-up or market standoff agreement. Fair value is based on the unadjusted market price of the equivalent equity security. At the end of the period, the total value of unadjusted equity securities subject to contractual sale restrictions is $61,171 with varying restriction expiration dates. Under normal market conditions, there are no circumstances that could cause the restrictions to lapse.

(l)
Security is exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $198,466 or 0.0% of net assets.

(m)	Security or a portion of the security is on loan at period end.
(n)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(o)	Security is perpetual in nature with no stated maturity date.
(p)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(q)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $3,877,990.
(r)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(s)	Investment made with cash collateral received from securities on loan.

Additional information on each lock-up table restriction is as follows:
Security	Restriction Expiration Date
New Fortress Energy Inc	2025-05-22

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund	21,105,903	137,891,564	127,993,294	263,482	-	-	31,004,173	0.1%
Fidelity Securities Lending Cash Central Fund	8,421,633	12,318,684	15,219,015	8,861	-	-	5,521,302	0.0%
Total	29,527,536	150,210,248	143,212,309	272,343	-	-	36,525,475

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities.  U.S. Treasury Obligations, Bank Loan Obligations, Bank Notes, Convertible Corporate Bonds, Foreign Government and Government Agency Obligations, Non-Convertible Corporate Bonds and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  Asset-Backed Securities, Collateralized Mortgage Obligations, Commercial Mortgage Securities and U.S. Government Agency - Mortgage Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

The Fund invests a significant portion of its assets in structured securities of issuers backed by commercial and residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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